AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 29, 2006
                                                              File No. 033-50718
                                                              File No. 811-07102


                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                ACT OF 1933                      [ ]


                      POST-EFFECTIVE AMENDMENT NO. 50            [X]
                                       AND

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                            COMPANY ACT OF 1940                  [ ]

                              AMENDMENT NO. 52                   [X]

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact Name of Registrant as Specified in Charter)

                               101 Federal Street
                           Boston, Massachusetts 02110
               (Address of Principal Executive Offices, Zip Code)

        Registrant's Telephone Number, including Area Code (800) 932-7781

                                  James F. Volk
                               c/o SEI Investments
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456
                     (Name and Address of Agent for Service)

                                   Copies to:
         Richard W. Grant, Esquire                   John M. Ford, Esquire
         Morgan, Lewis & Bockius LLP                 Morgan, Lewis & Bockius LLP
         One Oxford Centre                           1701 Market Street
         Pittsburgh, Pennsylvania 15219-6401         Philadelphia, PA 19103-2921

    It is proposed that this filing become effective (check appropriate box):

                     [X] Immediately upon filing pursuant to paragraph (b)
                     [ ] On [insert date] pursuant to paragraph (b)
                     [ ] 60 days after filing pursuant to paragraph (a)(1)
                     [ ] On [date] pursuant to paragraph (a)(1)
                     [ ] 75 days after filing pursuant to paragraph (a)(2)
                     [ ] On [date] pursuant to paragraph (a) of Rule 485.

                       THE ADVISORS' INNER CIRCLE FUND II

                                   PROSPECTUS

                               SEPTEMBER 29, 2006


                         PERIMETER SMALL CAP GROWTH FUND

                              INSTITUTIONAL SHARES

                               INVESTMENT ADVISER:
                        PERIMETER CAPITAL MANAGEMENT LLC

         THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
            DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY
                  OF THIS PROSPECTUS. ANY REPRESENTATION TO THE
                         CONTRARY IS A CRIMINAL OFFENSE.

                              ABOUT THIS PROSPECTUS

The Perimeter Small Cap Growth Fund (the "Fund") is a separate series of The Advisors' Inner Circle Fund II (the "Trust"), a mutual fund family that offers separate investment portfolios. The portfolios have individual investment goals and strategies. This prospectus gives you important information about Institutional Shares of the Fund that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. For detailed information about the Fund, please see:

                                                                     PAGE
  FUND SUMMARY........................................................1
  PRINCIPAL INVESTMENT STRATEGIES.....................................1
  PRINCIPAL RISKS OF INVESTING IN THE FUND............................1
  FUND FEES AND EXPENSES..............................................2
  MORE INFORMATION ABOUT RISK.........................................3
  MORE INFORMATION ABOUT FUND INVESTMENTS.............................5
  INFORMATION ABOUT PORTFOLIO HOLDINGS................................5
  INVESTMENT ADVISER..................................................5
  PORTFOLIO MANAGERS..................................................6
  PERFORMANCE OF COMPARABLE ACCOUNT...................................6
  PURCHASING AND SELLING FUND SHARES..................................7
  OTHER POLICIES......................................................11
  DIVIDENDS AND DISTRIBUTIONS.........................................14
  TAXES...............................................................14
  HOW TO OBTAIN MORE INFORMATION ABOUT THE FUND.......................Back Cover

                         PERIMETER SMALL CAP GROWTH FUND

FUND INVESTMENT OBJECTIVE

The investment objective of the Fund is to seek long-term capital appreciation. This investment objective is non-fundamental and may be changed by the Fund without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets in small-cap equity securities. This "80% policy" is a non-fundamental investment policy that may be changed by the Fund upon 60 days' prior notice to shareholders. The Fund currently defines small-cap equity securities as those of companies with a market capitalization between $50 million and $3 billion at the time of purchase. The Fund's investments will generally consist of U.S. traded securities, which may include American Depository Receipts ("ADRs") among other types of securities.

The Fund's investment philosophy is based on the premise that a portfolio of small cap stocks with positive earning trends, reasonable valuation, and strong fundamentals will provide superior returns over time. The Adviser selects companies with strong current earnings growth, improving profitability, strong balance sheets, and strong current and projected business fundamentals, which are priced at reasonable valuations. The Adviser believes in executing a very disciplined and objective investment process and in controlling risk through a broadly diversified portfolio. Because companies tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities, and may adversely impact performance. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk. The Adviser will not necessarily sell a security that has appreciated or depreciated outside the stated market capitalization range defined above.

PRINCIPAL RISKS OF INVESTING IN THE FUND

A shareholder's investments in the Fund, like all mutual funds, is subject to the risk that the shareholder could lose money on his or her investment in the Fund. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that small capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small-sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Because the Fund may invest in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.

For more information about the risks involved when investing in derivatives, see "More Information About Risk."

PERFORMANCE INFORMATION

The Fund is new, and therefore, has no performance information. However, the portfolio manager of the Fund managed another mutual fund in a manner substantially similar to the investment strategy of the Fund. For information representing the performance of this other mutual fund see, "Performance of Comparable Account."

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

--------------------------------------------------------------------------------------------- ------------------------
                                                                                               INSTITUTIONAL SHARES
--------------------------------------------------------------------------------------------- ------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)                   None
--------------------------------------------------------------------------------------------- ------------------------
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                              None
--------------------------------------------------------------------------------------------- ------------------------
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a
percentage of offering price)                                                                          None
--------------------------------------------------------------------------------------------- ------------------------
Redemption Fee (as a percentage of amount redeemed, if applicable)**                                   2.00%
--------------------------------------------------------------------------------------------- ------------------------

* Your proceeds can be wired to your bank account (subject to a $10 fee) by ACH, or by check to address of record.

** This redemption fee will be imposed on shares redeemed within seven days of purchase unless the redemption is excluded under the Redemption Fee Policy. See "Redemption Fee." This fee is not a sales charge and is payable directly to the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)


------------------------------------------------------------ ---------------------------------------------------------
                                                                               INSTITUTIONAL SHARES
------------------------------------------------------------ ---------------------------------------------------------
Investment Advisory Fees                                                              0.90%
------------------------------------------------------------ ---------------------------------------------------------
Other Expenses*                                                                       1.38%
------------------------------------------------------------ ---------------------------------------------------------
Total Annual Operating Expenses**                                                     2.28%
------------------------------------------------------------ ---------------------------------------------------------


*    Other Expenses are based on estimated amounts for the current fiscal year.

** The Fund's Adviser has voluntarily agreed with the Fund to waive advisory fees, and if necessary, reimburse certain other expenses, to limit the total annual operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) to 1.29%. Any month where the annual operating expenses are less than 1.29%, the Adviser may recoup a portion of any amount previously waived in the preceding three years of Fund operations as long as the annual operating expenses do not exceed 1.29%.


For more information about Investment Advisory Fees, see "Investment Adviser."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, based on these estimates your approximate costs of investing $10,000 in the Fund would be:

      -------------------------------- --------------------------------
                  1 YEAR                           3 YEARS
      -------------------------------- --------------------------------
                   $231                             $712
      -------------------------------- --------------------------------

MORE INFORMATION ABOUT RISK

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has an investment goal and strategies for reaching that goal. The Adviser invests the Fund's assets in a way that it believes will help the Fund achieve its goal. Still, investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. The Adviser's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with similar investments. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which it trades. The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

EQUITY RISK - Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of such securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause the Fund's net asset value ("NAV") to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

FOREIGN SECURITY RISK - Investments in securities of foreign companies (including direct investments as well as ADRs) can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

DERIVATIVES RISKS - Derivatives may involve risks different from, and possibly greater than, those of traditional investments. The Fund may use derivatives (such as futures, options, and swaps) to attempt to achieve its investment objective and offset certain investment risks, while at the same time maintaining liquidity. These positions may be established for hedging or non-hedging purposes. Risks associated with the use of derivatives include the following risks associated with hedging and leveraging activities:

     o The success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates.

     o The Fund may experience losses over certain ranges in the market that exceed losses experienced by a fund that does not use derivatives.

     o There may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of derivatives.

     o    There may not be a liquid secondary market for derivatives.

     o    Trading restrictions or limitations may be imposed by an exchange.

     o    Government regulations may restrict trading derivatives.

     o The other party to an agreement (e.g., options or expense swaps) may default; however, in certain circumstances, such counterparty risk may be reduced by having an organization with very good credit act as intermediary. Because options premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

MORE INFORMATION ABOUT FUND INVESTMENTS

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive purposes, the Fund may invest up to 100% of its assets in money market instruments and other cash equivalents that would not ordinarily be consistent with its investment objectives. If the Fund invests in this manner, it may not achieve its investment objective. The Fund will only make temporary defensive investments if the Fund's investment adviser believes that the risk of loss outweighs the opportunity for capital appreciation.

This prospectus describes the Fund's primary strategies, and the Fund will normally invest in the types of securities described in this prospectus. In addition to the investments and strategies described in this prospectus, the Fund also may invest to a lesser extent in other securities, use other strategies and engage in other investment practices that are not part of its principal investment strategy. These investments and strategies, as well as those described in this prospectus, are described in detail in the Fund's Statement of Additional Information (for information on how to obtain a copy of the Statement of Additional Information see the back cover of this prospectus). Of course, there is no guarantee that the Fund will achieve its investment goal.

INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund generally posts on its website at http://sei2funds.seic.com/perimeter a detailed list of the securities held by the Fund as of the most recent calendar month end 30 days after the end of the calendar month. The Fund generally posts on its website at http://sei2funds.seic.com/perimeter the ten largest portfolio holdings and the percent as of the most recent calendar month end, 10 calendar days after the end of the calendar month. The Fund's investment adviser may exclude any portion of the portfolio holdings from publication when deemed in the best interest of the Fund. The postings generally remain until replaced by new postings as described above. Please consult the Fund's Statement of Additional Information for a description of the policies and procedures that govern disclosure of the Fund's portfolio holdings.

INVESTMENT ADVISER

Perimeter Capital Management LLC, a Delaware corporation formed in 2006, serves as the investment adviser to the Fund. The Adviser's principal place of business is located at Five Concourse Parkway, Suite 2725, Atlanta, Georgia 30328. As of September 1, 2006, the Adviser had approximately $247.3 million in assets under management.

For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.90% based on the average daily net assets of the Fund. The Fund's Adviser has voluntarily agreed with the Fund to waive advisory fees, and if necessary, reimburse certain other expenses, to limit the total annual operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) to 1.29%. Any month where the annual operating expenses are less than 1.29%, the Adviser may recoup a portion of any amount previously waived in the preceding three years of Fund operations as long as the annual operating expenses do not exceed 1.29%.

A discussion regarding the basis for the Board of Trustees' approval of the investment advisory contract with the Adviser will appear in the Fund's Semi-Annual Report to Shareholders for the period ending January 31, 2007.

PORTFOLIO MANAGERS

The Fund is managed by a team of investment professionals headed by Mark D. Garfinkel, CFA. Although Mr. Garfinkel is primarily responsible for making investment decisions for the Fund, Mr. Jim N. Behre also plays an integral part in generating investment ideas and making recommendations for the Fund. The members of the Fund's management team include:

The Fund is managed by Mark D. Garfinkel, a founding partner of the Adviser and a member of its management committee. As the Adviser's small-cap growth Portfolio Manager and Chief Investment Officer, he has over 18 years of investment management experience. Prior to the formation of the Adviser in June 2006, Mr. Garfinkel spent five years as a portfolio manager for Trusco Capital Management's large-cap growth discipline. In 1998, he was selected to manage Trusco's small-cap growth investment discipline along with lead analyst Jim Behre. Mr. Garfinkel is a member of the Atlanta Society of Financial Analysts, received his Chartered Financial Analyst (CFA) designation in 1993, and earned his B.A. (1986) and M.B.A. (1987) from Vanderbilt University.

Jim N. Behre is a founding partner of Perimeter and a member of the management committee. As Perimeter's small-cap growth Senior Research Analyst and Director of Investment Research, he brings over 20 years of investment experience, specializing in small- to mid-cap companies. Prior to the formation of Perimeter, Mr. Behre worked with Mr. Garfinkel, CFA at Trusco Capital Management as the lead analyst of the firm's small-cap growth investment process. In addition, he has had experience as a Securities Principal and Compliance Officer. Mr. Behre is a member of the Atlanta Society of Financial Analysts and earned his B.A. from Barry University (1984) and M.B.A. from Farleigh Dickinson University (1991).

The Fund's Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed, and ownership of Fund shares.

PERFORMANCE OF COMPARABLE ACCOUNT

The information set forth below represents the performance of another mutual fund managed by Mr. Garfinkel in a manner substantially similar to the current strategy of the Fund. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The table compares the average annual total returns of the other mutual fund managed by Mr. Garfinkel to the Russell 2000 Growth Index an unmanaged index generally representative of the market for stocks of small U.S. companies.

The performance information shown below from January 1, 1999 through December 31, 2005 is the performance of the STI Classic Equity Funds' Small Cap Growth Stock Fund (the "STI Fund"), a registered mutual fund managed principally by Mr. Garfinkel while at Trusco Capital Management. The STI Fund had substantially similar investment objectives, policies and strategies as the Fund.

THE BAR CHART AND PERFORMANCE TABLE THAT FOLLOW DO NOT SHOW THE PERFORMANCE OF THE FUND. THEY SHOW THE PERFORMANCE OF THE STI FUND, A SIMILAR MUTUAL FUND MANAGED BY MR. GARFINKEL. MR. GARFINKEL'S PAST PERFORMANCE IN MANAGING THIS SIMILAR MUTUAL FUND IS NO GUARANTEE OF THE FUTURE PERFORMANCE OF THE FUND.

THIS TABLE COMPARES THE STI FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2005, TO THAT OF THE RUSSELL GROWTH 2000 INDEX*

--------------------------------------------------------------------- -------------- ------------ ----------------
                                                                          1 YEAR        5 YEARS    SINCE INCEPTION
--------------------------------------------------------------------- -------------- ------------ ----------------
FUND RETURNS                                                              7.92%         7.51%         15.48%
--------------------------------------------------------------------- -------------- ------------ ----------------
RUSSELL 2000 GROWTH INDEX                                                 4.15%         2.28%          6.10%
------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------

* The performance information of the STI Fund reflects the operating expenses of the STI Fund's I Shares. Since inception of the I Shares on October 8, 1998. Benchmark returns since September 30, 1998 (benchmark returns available only on a month end basis).


THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE STI FUND'S I SHARES FROM CALENDAR YEAR TO CALENDAR YEAR DURING THE PERIODS THAT IT WAS MANAGED BY MR. GARFINKEL.

                       ---------------- -------------
                       1999              20.55%
                       ---------------- -------------
                       2000              11.76%
                       ---------------- -------------
                       2001              -0.82%
                       ---------------- -------------
                       2002             -22.71%
                       ---------------- -------------
                       2003              45.64%
                       ---------------- -------------
                       2004              19.21%
                       ---------------- -------------
                       2005               7.92%
                       ---------------- -------------

THE STI FUND'S TOTAL RETURN FROM JANUARY 1, 2006 TO MAY 31, 2006 WAS 5.05%.

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 200 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Index is a widely-recognized, capitalization-weighted index that measures the performance of the smallest 2,000 companies in the Russell 3000 Index. The Russell 3000 Index is a widely-recognized, capitalization-weighted index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") Institutional Shares of the Fund.

Institutional Shares are for individual and institutional investors.

HOW TO PURCHASE FUND SHARES

You will ordinarily submit your purchase orders through your securities broker or other financial intermediary through which you opened your shareholder account. To purchase shares directly from the Fund through its transfer agent, complete and send in the application. If you need an application or have questions, please call 1-888-968-4964 or log on to the Fund's website at HTTP://SEI2FUNDS.SEIC.COM.

All investments must be made by check, Automated Clearing House (ACH), or wire. All checks must be made payable in U.S. Dollars and drawn on U.S. financial institutions. The Fund does not accept purchases made by cash or certain cash equivalents (for instance, you may not pay by money order or traveler's check). The Fund does not accept purchases made by third-party or credit card checks.

The Fund reserves the right to reject any specific purchase order for any reason. The Fund is not intended for short-term trading by shareholders in response to short-term market fluctuations. For more information about the Fund's policy on short-term trading, see "Market Timing Policies and Procedures."

The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence. Please contact the Fund for more information.

BY MAIL

REGULAR MAIL ADDRESS

Perimeter Small Cap Growth Fund
P.O. Box 219009
Kansas City, MO  64121-9009

EXPRESS MAIL ADDRESS

Perimeter Small Cap Growth Fund
430 W. 7th Street
Kansas City, MO  64105

BY WIRE

To open an account by wire, first call 1-888-968-4964 for details. To add to an existing account by wire, wire your money using the instructions set forth below (be sure to include the Fund name and your account number).

WIRING INSTRUCTIONS

UMB Bank, N.A.
ABA # 101000695
Perimeter Small Cap Growth Fund
DDA# 9870523965
Ref:  account number/account name/wire control number

GENERAL INFORMATION

You may purchase shares on any day that the New York Stock Exchange (the "NYSE") is open for business (a "Business Day"). Shares cannot be purchased by Federal Reserve wire on days either the NYSE or the Federal Reserve is closed. The price per share will be the net asset value per share ("NAV") next determined after the Fund receives your purchase order in proper form. "Proper form" means that the Fund was provided a complete and signed account application, including the investor's social security number, tax identification number, and other identification required by law or regulation, as well as sufficient purchase proceeds.

The Fund calculates its NAV once each Business Day as of the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). So, for you to receive the current Business Day's NAV, the Fund must receive your purchase order in proper form before 4:00 p.m., Eastern Time. If the NYSE closes early - such as on days in advance of certain holidays - the Fund reserves the right to calculate NAV as of the earlier closing time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

BUYING OR SELLING SHARES THROUGH A FINANCIAL INTERMEDIARY

In addition to being able to buy and sell Fund shares directly from the Fund through its transfer agent, you may also buy or sell shares of the Fund through your account with your broker or financial intermediary. For the reasons discussed below, if you place an order through a financial intermediary, please consult with the financial intermediary to determine when your order will be executed. In addition, when dealing with a financial intermediary, you will have to follow its procedures for transacting with the Fund. Certain financial intermediaries may charge fees for purchase and/or redemption transactions by customers.

Certain financial intermediaries are authorized agents of the Fund for the sole purpose of accepting purchase and redemption orders for Fund shares (referred to herein as "Authorized Intermediaries"). Purchase and redemption requests sent to such Authorized Intermediaries are executed at the NAV next determined after the intermediary receives the request if transmitted to the Fund's transfer agent in accordance with the Fund's procedures and applicable law. So, for you to receive the current Business Day's NAV, an Authorized Intermediary must receive your purchase or sale order in proper form before 4:00 p.m., Eastern Time. Authorized Intermediaries are responsible for transmitting requests and delivering funds on a timely basis. If an Authorized Intermediary fails to do so, it may be responsible for any resulting fees or losses.

Please note, if your financial intermediary is not an Authorized Intermediary, you may have to transmit your purchase and sale requests to your intermediary at an earlier time for your transaction to become effective that day. This earlier cut-off time allows these intermediaries time to process your requests and transmit them to the Fund. These intermediaries are responsible for transmitting all purchase and redemption requests, investment information, documentation and money to the Fund on time. Purchase and redemption requests sent to intermediaries that are not Authorized Intermediaries are executed at the NAV next determined after the Fund's transfer agent receives the order from the intermediary.

HOW THE FUND CALCULATES NAV

NAV for one Fund share is the value of that share's portion of all of the net assets of the Fund. In calculating NAV, the Fund generally values its investment portfolio at market price. If market prices are not readily available or the Fund reasonably believes that they are unreliable, such as in the case of a foreign security value that has been materially affected by events occurring after the relevant market closes, the Fund is required to price those securities at fair value as determined in good faith using methods approved by the Fund's Board of Trustees. Pursuant to the policies adopted by, and under the ultimate supervision of the Fund's Board of Trustees, these methods are implemented through the Fund's Fair Value Pricing Committee, members of which are appointed by the Board. The Fund's determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

Although the Fund invests primarily in the stocks of U.S. companies that are traded on U.S. exchanges, there may be limited circumstances in which the Fund would price securities at fair value - for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time the Fund calculated its NAV.

With respect to any non-U.S. securities held by the Fund, the Fund may take factors influencing specific markets or issuers into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by the Fund may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time the Fund prices its shares, the value the Fund assigns to securities generally will not be the same as the quoted or published prices of those securities on their primary markets or exchanges. In determining fair value prices, the Fund will consider any relevant information as related to the securities such as, the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, or securities market movements in the U.S.

MINIMUM PURCHASES

To purchase shares for the first time, you must invest at least $1,000,000. There is no minimum for subsequent investments. The Fund may accept initial investments of smaller amounts at its discretion.

HOW TO SELL YOUR FUND SHARES

If you own your shares directly, you may sell your shares on any Business Day by contacting the Fund's transfer agent directly by mail or telephone at 1-888-968-4964.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund.

If you would like to have your sales proceeds, including proceeds generated as a result of closing your account, sent to a third party or an address other than your own, please notify the Fund in writing and include a Medallion signature guarantee by a bank or other financial institution (a notarized signature is not sufficient). Medallion signature guarantees may also be required for redemption requests for amounts over $25,000. In addition, you will need to provide a Medallion signature guarantee for wire redemptions made within 30 days of changing your bank account information and for check redemptions made within 30 days of changing your mailing address. A Medallion signature guarantee is a formal certification offered by firms participating in the Medallion Stamp Program that guarantees that a signature is original and authentic.

RECEIVING YOUR MONEY

Normally, the Fund will send your sale proceeds within seven days after the Fund receives your request. Your proceeds can be wired to your bank account (subject to a $10 fee), sent to you by check or sent via Automated Clearing House (ACH) to your bank account once you have established banking instructions with the Fund. IF YOU ARE SELLING SHARES THAT WERE RECENTLY PURCHASED BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED OR THE ACH TRANSACTION HAS BEEN COMPLETED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).

REDEMPTIONS IN KIND

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise and for the protection of the Fund's remaining shareholders the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. In addition, you would continue to be subject to the risks of any market fluctuation in the value of the securities you receive in kind until you sold them.

INVOLUNTARY REDEMPTIONS OF YOUR SHARES

If your account balance drops below $10,000 because of redemptions, you may be required to sell your shares. The Fund will provide you at least 30 days' written notice to give you sufficient time to add to your account and avoid the need to sell your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the U.S. Securities and Exchange Commission (the "SEC"). More information about this is in the Statement of Additional Information.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions it reasonably believes to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

OTHER POLICIES

MARKET TIMING POLICIES AND PROCEDURES

The Fund is intended for long-term investment purposes only and discourages shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Fund may present risks to the Fund's long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Fund's investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.

Because the Fund may invest in foreign securities that trade primarily on markets that close prior to the time the Fund determines its NAV, frequent trading may have a greater potential to dilute the value of the Fund's shares as compared to a fund investing in U.S. securities. In instances where a significant event that affects the value of one or more foreign securities held by the Fund takes place after the close of the primary foreign market, but before the time that the Fund determines its NAV, certain investors may seek to take advantage of the fact that there will be a delay in the adjustment of the market price for a security caused by this event until the foreign market reopens (sometimes referred to as "price" or "time zone" arbitrage). This type of arbitrage may dilute the value of the Fund's shares if the price of the Fund's foreign securities do not reflect their fair value. The Fund has procedures designed to determine the fair value of foreign securities for purposes of calculating its NAV when such an event has occurred. However, because fair value pricing involves judgments which are inherently subjective, the use of fair value pricing may not always eliminate the risk of price arbitrage.

The Fund's service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Fund's policies and procedures described in this prospectus and approved by the Fund's Board of Trustees. For purposes of applying these policies, the Fund's service providers will consider the trading history of accounts known to be under common ownership or control to the extent they believe an investor or group of investors is attempting to evade detection under the Fund's policies and procedures by the use of multiple accounts. The Fund's policies and procedures include the following:

     o Shareholders are restricted from making more than one "round trip" into or out of the Fund within any 60 day period. If a shareholder exceeds either "round trip" restriction, he or she may be deemed a "Market Timer," and the Fund and/or its service providers may, at their discretion, reject any additional purchase orders. The Fund defines a round trip as a purchase into the Fund by a shareholder, followed by a subsequent redemption out of the Fund. Anyone considered to be a market timer by the Fund, its manager or a shareholder servicing agent may be notified in writing of their designation as a market timer.

     o The Fund reserves the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Fund or its Adviser reasonably believes that the trading activity would be harmful or disruptive to the Fund.

     o A redemption fee of 2% of the value of the shares sold will be imposed on shares redeemed within 7 days or less after their date of purchase (subject to certain exceptions as discussed below in "Redemption Fees").

The Fund and/or its service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Fund's long-term shareholders. The Fund does not knowingly accommodate frequent purchases and redemptions by Fund shareholders.

Although these policies are designed to deter frequent trading, none of these measures alone, nor all of them taken together, eliminate the possibility that frequent trading in the Fund will occur, particularly with respect to trades placed by shareholders that invest in the Fund through omnibus accounts maintained by brokers, retirement plan accounts and other financial intermediaries. The Fund's and its service providers' access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. As a result, the Fund cannot ensure that its policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares), and as a result frequent trading could adversely affect the Fund and its long-term shareholders as discussed above. In addition, if you own your Fund Shares through an omnibus account maintained by a broker, retirement plan or other financial intermediary, it is possible that your financial intermediary's policies regarding frequent trading may differ from those of the Fund. Please contact your financial intermediary for more information.

REDEMPTION FEE

In an effort to discourage short-term trading and defray costs incurred by shareholders as a result of same, the Fund charges a 2% redemption fee on redemptions of Fund shares if sold within 7 days after their date of purchase. The fee is deducted from the sale proceeds and cannot be paid separately, and any proceeds of the fee are credited to the assets of the Fund. The fee does not apply to shares purchased with reinvested dividends or distributions. The redemption fee is applicable to shares of the Fund purchased either directly or through a financial intermediary, such as a broker-dealer. Transactions through financial intermediaries typically are placed with the Fund on an omnibus basis and include both purchase and sale transactions placed on behalf of multiple investors. For this reason, the Fund has undertaken to notify financial intermediaries of their obligation to assess the redemption fee on customer accounts and to collect and remit the proceeds to the Fund. However, due to operational requirements, the financial intermediaries' methods for tracking and calculating the fee may be inadequate or differ in some respects from those of the Fund.

The redemption fee may not apply to certain categories of redemptions, such as those that the Fund reasonably believe may not raise frequent trading or market timing concerns. These categories include, but are not limited to, the following: (i) participants in certain group retirement plans whose processing systems are incapable of properly applying the redemption fee to underlying shareholders; (ii) redemptions resulting from certain transfers upon the death of a shareholder; (iii) redemptions by certain pension plans as required by law or by regulatory authorities; (iv) systematic redemptions; and (v) retirement loans and withdrawals. The Fund reserves the right to modify or eliminate the redemption fees or waivers at any time.

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means to you: When you open an account, the Fund will ask your name, address, date of birth, and other information that will allow the Fund to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account.

The Fund is required by law to reject your new account application if the required identifying information is not provided.

In certain instances, the Fund is required to collect documents to fulfill its legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a reasonable timeframe established in the sole discretion of the Fund, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the next-determined NAV per share.

However, the Fund reserves the right to close or liquidate your account at the NAV next determined and remit proceeds to you via check if it is unable to verify your identity. Attempts to verify your identity will be performed within a reasonable timeframe established in the sole discretion of the Fund. Further, the Fund reserves the right to hold your proceeds until your original check clears the bank, which may take up to 15 days from the date of purchase. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under federal law. The Fund has adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or the financing of illegal activities. In this regard, the Fund reserves the right to: (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

DIVIDENDS AND DISTRIBUTIONS

The Fund distributes its net investment income and makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on the Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below is a summary of some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its net investment income and net realized capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from the Fund may be taxable whether or not you reinvest them. Income distributions, other than distributions of qualified dividend income, and distributions of short-term capital gains are generally taxable at ordinary income tax rates. Distributions of long-term capital gains and distributions of qualified dividend income are generally taxable at the rates applicable to long-term capital gains.

Each sale of Fund shares may be a taxable event. The gain or loss on the sale of Fund shares generally will be treated as a short term capital gain or loss if you held the shares for 12 months or less or a long term capital gain or loss if you held the shares for longer.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

                         PERIMETER SMALL CAP GROWTH FUND

INVESTMENT ADVISER

Perimeter Capital Management LLC
Five Concourse Parkway
Suite 2725
Atlanta, Georgia 30328

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

MORE INFORMATION ABOUT THE FUND IS AVAILABLE WITHOUT CHARGE THROUGH THE
FOLLOWING:

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI includes detailed information about the Fund and The Advisors' Inner Circle Fund II. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS
These reports contain information from the Fund's managers about strategies, and recent market conditions and trends and their impact on Fund performance. The reports also contain more information about the Fund's holdings and detailed financial information about the Fund.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE:     1-888-968-4964

BY INTERNET:      HTTP://SEI2FUNDS.SEIC.COM/PERIMETER

FROM THE SEC: You can also obtain the SAI, as well as other information about The Advisors' Inner Circle Fund II, from the EDGAR Database on the SEC's website at: HTTP://WWW.SEC.GOV. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: U.S. Securities and Exchange Commission, Public Reference Section, Washington, DC 20549. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: PUBLICINFO@SEC.GOV.

THE ADVISORS' INNER CIRCLE FUND II'S INVESTMENT COMPANY ACT REGISTRATION NUMBER IS 811-07102.




                                                                 PCM-PS-001-0100

                       STATEMENT OF ADDITIONAL INFORMATION

                         PERIMETER SMALL CAP GROWTH FUND

                 A SERIES OF THE ADVISORS' INNER CIRCLE FUND II

                               SEPTEMBER 29, 2006

                               INVESTMENT ADVISER:

                        PERIMETER CAPITAL MANAGEMENT LLC



This Statement of Additional Information ("SAI") is not a prospectus. This SAI is intended to provide additional information regarding the activities and operations of The Advisors' Inner Circle Fund II (the "Trust") and the Perimeter Small Cap Growth Fund (the "Fund"). This SAI is incorporated by reference into the prospectus dated September 29, 2006 and should be read in conjunction with the prospectus dated September 29, 2006. Capitalized terms not defined herein are defined in the prospectus.

                                TABLE OF CONTENTS
                                -----------------

THE TRUST....................................................................1
ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES AND POLICIES..............1
DESCRIPTION OF PERMITTED INVESTMENTS.........................................2
INVESTMENT LIMITATIONS.......................................................10
THE ADVISER..................................................................13
THE PORTFOLIO MANAGERS.......................................................13
THE ADMINISTRATOR............................................................14
THE DISTRIBUTOR..............................................................15
THE TRANSFER AGENT...........................................................15
THE CUSTODIAN................................................................15
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM................................15
LEGAL COUNSEL................................................................15
TRUSTEES AND OFFICERS OF THE TRUST...........................................16
PURCHASING AND REDEEMING SHARES..............................................22
DETERMINATION OF NET ASSET VALUE.............................................23
TAXES........................................................................23
FUND TRANSACTIONS............................................................26
PORTFOLIO HOLDINGS...........................................................28
DESCRIPTION OF SHARES........................................................29
SHAREHOLDER LIABILITY........................................................29
LIMITATION OF TRUSTEES' LIABILITY............................................29
PROXY VOTING.................................................................29
CODE OF ETHICS...............................................................29
APPENDIX A - DESCRIPTION OF RATINGS.........................................A-1
APPENDIX B - PROXY VOTING POLICIES AND PROCEDURES...........................B-1

September 29, 2006
                                                                 PCM-SX-001-0100
                        ii

THE TRUST

GENERAL. The Fund is a newly established series of the Trust. The Trust is an open-end investment management company established under Massachusetts law as a Massachusetts business trust under a Declaration of Trust dated July 24, 1992, as amended and restated as of February 18, 2004 and August 10, 2004. The Declaration of Trust permits the Trust to offer separate series ("funds") of shares of beneficial interest ("shares"). The Trust reserves the right to create and issue shares of additional funds. Each fund is a separate mutual fund, and each share of each fund represents an equal proportionate interest in that fund. All consideration received by the Trust for shares of any fund and all assets of such fund belong solely to that fund and would be subject to liabilities related thereto. The Trust pays its (i) operating expenses, including fees of its service providers, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering its shares under federal and state securities laws, pricing and insurance expenses, brokerage costs, interest charges, taxes and organization expenses and (ii) other expenses, including audit and legal expenses. Expenses attributable to a specific fund shall be payable solely out of the assets of that fund. Expenses not attributable to a specific fund are allocated across all of the funds on the basis of relative net assets. The other funds of the Trust are described in one or more separate Statements of Additional Information.

VOTING RIGHTS. Each share held entitles the shareholder of record to one vote. In other words, each shareholder of record is entitled to one vote for each dollar of net asset value of the shares held on the record date for the meeting. The Fund will vote separately on matters relating solely to it. As a Massachusetts business trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Shareholders approval will be sought, however, for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. Under the Declaration of Trust, the Trustees have the power to liquidate the Fund without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if the Fund fails to reach a viable size within a reasonable amount of time or for such other reasons as may be determined by the Board of Trustees.

In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES AND POLICIES

The Fund's investment objectives and principal investment strategies are described in the prospectus. The following information supplements, and should be read in conjunction with, the prospectus. For a description of certain permitted investments discussed below, see "Description of Permitted Investments" in this SAI.

PERIMETER SMALL CAP GROWTH FUND. The Fund seeks long-term capital appreciation. This investment objective is a non-fundamental investment policy that may be changed by the Fund without shareholder approval. There can be no assurance that the Fund will be able to achieve its investment objective. The Fund is classified as a "diversified" investment company under the Investment Company Act of 1940 ("1940 Act").

As its principal investment strategy, the Fund invests primarily in securities of small companies as described in the Prospectus. Consistent with Rule 35d-1 of the 1940 Act regarding the use of certain mutual fund names, the Fund has adopted a policy to invest at least 80% of its net assets plus the amount of any borrowings for investment purposes, under normal circumstances, in securities of small companies. This "80% policy" is a non-fundamental investment policy that may be changed by the Fund upon 60 days' prior notice to shareholders.

PORTFOLIO TURNOVER RATE. Portfolio turnover rate is defined under U.S. Securities and Exchange Commission (the "SEC") rules as the greater of the value of the securities purchased or securities sold, excluding all securities whose maturities at the time of acquisition were one-year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with remaining maturities of less than one-year are excluded from the calculation of the portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts in which the Fund may invest since such contracts generally have remaining maturities of less than one-year. The Fund may at times hold investments in other short-term instruments, such as repurchase agreements, which are excluded for purposes of computing portfolio turnover.

DESCRIPTION OF PERMITTED INVESTMENTS

The following are descriptions of the permitted investments and investment practices discussed in the "Additional Information About Investment Objectives and Policies" section and the associated risk factors. The Fund will only invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with the Fund's investment objective and permitted by the Fund's stated investment policies.

AMERICAN DEPOSITARY RECEIPTS ("ADRS"). ADRs as well as other "hybrid" forms of ADRs, including European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Investments in the securities of foreign issuers may subject the Fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the United States.

EQUITY SECURITIES. Equity securities represent ownership interests in a company and consist of common stocks, preferred stocks, warrants to acquire common stock, and securities convertible into common stock. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value of the Fund to fluctuate. The Fund purchases equity securities traded in the U.S. on registered exchanges or the over-the-counter market. Equity securities are described in more detail below:

o COMMON STOCK. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

o PREFERRED STOCK. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

o WARRANTS. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

o CONVERTIBLE SECURITIES. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by the Fund is called for redemption or conversion, the fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

     Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

o SMALL AND MEDIUM CAPITALIZATION ISSUERS. Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of smaller companies are often traded in the over-the-counter market and even if listed on a national securities exchange may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies are less likely to be liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

MONEY MARKET SECURITIES. Money market securities include short-term U.S. government securities; custodial receipts evidencing separately traded interest and principal components of securities issued by the U.S. Treasury; commercial paper rated in the highest short-term rating category by a nationally recognized statistical ratings organization ("NRSRO"), such as Standard & Poor's or Moody's, or determined by the Adviser to be of comparable quality at the time of purchase; short-term bank obligations (certificates of deposit, time deposits and bankers' acceptances) of U.S. commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and repurchase agreements involving such securities. Each of these money market securities are described below. For a description of ratings, see "Appendix A - Description of Ratings" to this SAI.

U.S. GOVERNMENT SECURITIES. Examples of types of U.S. government obligations in which the Fund may invest include U.S. Treasury Obligations and the obligations of U.S. government agencies such as Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Federal National Mortgage Association, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Freddie Mac (formerly Federal Home Loan Mortgage Corporation), Federal Intermediate Credit Banks, Maritime Administration, and other similar agencies. Whether backed by the full faith and credit of the U.S. Treasury or not, U.S. government securities are not guaranteed against price movements due to fluctuating interest rates.

o U.S. TREASURY OBLIGATIONS. U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS") and Treasury Receipts ("TRs").

o RECEIPTS. Interests in separately traded interest and principal component parts of U.S. government obligations that are issued by banks or brokerage firms and are created by depositing U.S. government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. TRs and STRIPS are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities.

o U.S. GOVERNMENT ZERO COUPON SECURITIES. STRIPS and receipts are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

o U.S. GOVERNMENT AGENCIES. Some obligations issued or guaranteed by agencies of the U.S. government are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Fund's shares.

COMMERCIAL PAPER. Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few to 270 days.

OBLIGATIONS OF DOMESTIC BANKS, FOREIGN BANKS AND FOREIGN BRANCHES OF U.S. BANKS. The Fund may invest in obligations issued by banks and other savings institutions. Investments in bank obligations include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments in domestic branches of foreign banks and foreign branches of domestic banks may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held by the Fund. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. Bank obligations include the following:

o BANKERS' ACCEPTANCES. Bankers' acceptances are bills of exchange or time s drawn on and accepted by a commercial bank. Corporations use bankers' acceptances to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

o CERTIFICATES OF DEPOSIT. Certificates of deposit are interest-bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

o TIME DEPOSITS. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with financial institutions. The Fund follows certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with creditworthy financial institutions whose condition will be continually monitored by the Adviser. The repurchase agreements entered into by the Fund will provide that the underlying collateral at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Adviser monitors compliance with this requirement). Under all repurchase agreements entered into by the Fund, the custodian or its agent must take possession of the underlying collateral. In the event of a default or bankruptcy by a selling financial institution, the Fund will seek to liquidate such collateral. However, the exercising of the Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of the Fund, not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by that Fund, amounts to more than 15% of the Fund's total assets. The investments of the Fund in repurchase agreements, at times, may be substantial when, in the view of the Adviser, liquidity or other considerations so warrant.

SECURITIES OF OTHER INVESTMENT COMPANIES. Securities of other investment companies, including shares of exchange-traded funds, closed-end investment companies, unit investment trusts, open-end investment companies, and real estate investment trusts represent interests in professionally managed portfolios that may invest in any type of instrument. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value, but may also be traded in the secondary market. Federal securities laws limit the extent to which the Fund can invest in securities of other investment companies. The Fund is prohibited from acquiring the securities of another investment company if, as a result of such acquisition: (1) the Fund owns more than 3% of the total voting stock of the other company; (2) securities issued by any one investment company represent more than 5% of the Fund's total assets; or (3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund, unless it does so in reliance on a statutory exemption under the 1940 Act or rule or SEC staff interpretations thereunder.

SECURITIES LENDING. The Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund's Board of Trustees. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). The Fund will not lend portfolio securities to its investment adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.

The Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund's securities lending agent.

By lending its securities, the Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. government securities or letters of credit are used as collateral. The Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon the Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

FUTURES AND OPTIONS ON FUTURES. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission ("CFTC"). The Fund may use futures contracts and related options for bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. To the extent futures and/or options on futures are employed by the Fund, such use will be in accordance with Rule 4.5 of the Commodity Exchange Act ("CEA"). The Trust, on behalf of the Fund, has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" in accordance with Rule 4.5 and therefore, the Fund is not subject to registration or regulation as a commodity pool operator under the CEA.

An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

When the Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to "cover" its position in order to limit leveraging and related risks. To cover its position, the Fund may maintain with its custodian bank (and marked-to-market on a daily basis), a segregated account consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. The segregated account functions as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund's outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the fund arising from such investment activities.

The Fund may also cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. The Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contracts, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

The Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. The Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. The Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund may also cover its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

There are significant risks associated with the Fund's use of futures contracts and related options, including the following: (1) the success of a hedging strategy may depend on the Adviser's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates, (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures, (3) there may not be a liquid secondary market for a futures contract or option, (4) trading restrictions or limitations may be imposed by an exchange, and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce the Fund's exposure to price fluctuations, while others tend to increase its market exposure.

OPTIONS. The Fund may purchase and write put and call options on indices and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

The Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates. Call options on foreign currency written by the Fund will be "covered," which means that the Fund will own an equal amount of the underlying foreign currency.

Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.

All options written on indices or securities must be covered. When the Fund writes an option on a security, on an index or a foreign currency, it will establish a segregated account containing cash or liquid securities in an amount at least equal to the market value of the option and will maintain the account while the option is open or will otherwise cover the transaction.

The Fund may trade put and call options on securities, securities indices and currencies, as the investment adviser determines is appropriate in seeking the Fund's investment objective, and except as restricted by the Fund's investment limitations. See "Investment Limitations."

The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, the Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If the Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

The Fund may purchase put and call options on securities to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future. The Fund purchasing put and call options pays a premium therefor. If price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

The Fund may write covered call options on securities as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When the Fund writes an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which the Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which the Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.

The Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the SEC's position that OTC options are generally illiquid.

The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates;
(2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while the Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

ILLIQUID SECURITIES. Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the prices at which they are valued. Because of their illiquid nature, illiquid securities must be priced at fair value as determined in good faith pursuant to procedures approved by the Trust's Board of Trustees. Despite such good faith efforts to determine fair value prices, the Fund's illiquid securities are subject to the risk that the security's fair value price may differ from the actual price which the Fund may ultimately realize upon its sale or disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to the Fund. Under the supervision of the Trust's Board of Trustees, the Adviser determines the liquidity of the Fund's investments. In determining the liquidity of the Fund's investments, the Adviser may consider various factors, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security). The Fund will not invest more than 15% of its net assets in illiquid securities.


RESTRICTED SECURITIES. Restricted securities are securities that may not be sold freely to the public absent registration under the U.S. Securities Act of 1933, as amended (the "1933 Act") or an exemption from registration. As consistent with the Fund's investment objectives, the Fund may invest in Section 4(2) commercial paper. Section 4(2) commercial paper is issued in reliance on an exemption from registration under Section 4(2) of the Act and is generally sold to institutional investors who purchase for investment. Any resale of such commercial paper must be in an exempt transaction, usually to an institutional investor through the issuer or investment dealers who make a market in such commercial paper. The Trust believes that Section 4(2) commercial paper is liquid to the extent it meets the criteria established by the Board of Trustees of the Trust. The Trust intends to treat such commercial paper as liquid and not subject to the investment limitations applicable to illiquid securities or restricted securities.



SHORT SALES. As consistent with the Fund's investment objectives, the Fund may engage in short sales that are either "uncovered" or "against the box." A short sale is "against the box" if at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short. A short sale against the box is a taxable transaction to the Fund with respect to the securities that are sold short.

Uncovered short sales are transactions under which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

Until the Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover the Fund's short position.

SWAP AGREEMENTS. The Fund may enter into equity index or interest rate swap agreements for purposes of attempting to gain exposure to the stocks making up an index of securities in a market without actually purchasing those stocks, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one-year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," I.E., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap," interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor;" and interest rate dollars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Most swap agreements entered into by the Fund calculate the obligations of the parties to the agreement on a "net basis." Consequently, the Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). The Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating assets determined to be liquid. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of the Fund's investment restriction concerning senior securities. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for the Fund illiquid investment limitations. The Fund will not enter into any swap agreement unless the Adviser believes that the other party to the transaction is creditworthy. The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

The Fund may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counter-party will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The Fund will agree to pay to the counter-party a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.

Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that the Fund is contractually obligated to make. If the other party to a swap agreement defaults, the Fund's risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any. The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by the Fund's custodian. Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash of liquid assets, as permitted by applicable law, the Fund and the Adviser believe that these transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Fund's borrowing restrictions.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments, which are traded in the over-the-counter market. The Adviser, under the supervision of the Board, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements. The use of equity swaps is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES

The following investment limitations are fundamental policies of the Fund that cannot be changed without the consent of the holders of a majority of the Fund's outstanding shares. The phrase "majority of the outstanding shares" means the vote of (i) 67% or more of the Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

The Fund may not:

1. Purchase securities of an issuer that would cause the Fund to fail to satisfy the diversification requirement for a diversified management company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

2. Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

3.       Borrow money or issue senior securities (as defined under the 1940
         Act), except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

4. Make loans, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5. Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

6. Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

The following descriptions of certain provisions of the 1940 Act may assist investors in understanding the above policies and restrictions:

DIVERSIFICATION. Under the 1940 Act, a diversified investment management company, as to 75% of its total assets, may not purchase securities of any issuer (other than securities issued or guaranteed by the U.S. Government, its agents or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer's outstanding voting securities would be held by the fund.

CONCENTRATION. The SEC has presently defined concentration as investing 25% or more of an investment company's total assets in an industry or group of industries, with certain exceptions.

BORROWING. The 1940 Act presently allows a fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).

SENIOR SECURITIES. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities, such as certain borrowings, short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligation.

LENDING. Under the 1940 Act, a fund may only make loans if expressly permitted by its investment policies. The Fund's current investment policy on lending is as follows: the Fund may not make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may: (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) engage in securities lending as described in its Statement of Additional Information.

UNDERWRITING. Under the 1940 Act, underwriting securities involves a fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.

REAL ESTATE. The 1940 Act does not directly restrict an investment company's ability to invest in real estate, but does require that every investment company have a fundamental investment policy governing such investments. The Fund has adopted a fundamental policy that would permit direct investment in real estate. However, the Fund's current investment policy is as follows: the Fund will not purchase or sell real estate, physical commodities, or commodities contracts, except that the Fund may purchase: (i) marketable securities issued by companies which own or invest in real estate (including REITs), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

NON-FUNDAMENTAL POLICIES

The following investment limitations of the Fund are non-fundamental and may be changed by the Trust's Board of Trustees without shareholder approval. These non-fundamental policies are based upon the regulations currently set forth in the 1940 Act.

1. The Fund may not purchase securities of any issuer (except securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements involving such securities) if as a result more than 5% of the total assets of the Fund would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer. This restriction applies to 75% of the Fund's total assets.

2. The Fund may not purchase any securities which would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements involving such securities. For purposes of this limitation, (i) utility companies will be classified according to their services, for example, gas distribution, gas transmission, electric and telephone will each be considered a separate industry; and (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry.

3. The Fund may not borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies that either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowing. Asset coverage of at least 300% is required for all borrowing, except where the Fund has borrowed money for temporary purposes in an amount not exceeding 5% of its total assets.

4. The Fund may not make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

5. The Fund may not purchase or sell real estate, real estate limited partnership interests, physical commodities or commodities contracts except that the Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

6. The Fund may not invest in illiquid securities in an amount exceeding, in the aggregate, 15% of the Fund's net assets.

7. The Fund shall invest at least 80% of its net assets plus the amount of any borrowings for investment purposes, under normal circumstances, in securities of small companies. This non-fundamental investment policy may be changed by the Fund upon 60 days' prior notice to shareholders.

Except with respect to Fund policies concerning borrowing and illiquid securities, if a percentage restriction is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in values or assets will not constitute a violation of such restriction. With respect to the limitation on illiquid securities, in the event that a subsequent change in net assets or other circumstances cause the Fund to exceed its limitation, the Fund will take steps to bring the aggregate amount of illiquid instruments back within the limitations as soon as reasonably practicable.

THE ADVISER

GENERAL. Perimeter Capital Management LLC (the "Adviser") is a professional investment management firm registered with the SEC under the Investment Advisers Act of 1940. The Adviser was established in 2006 and offers investment management services for institutions and retail clients.

ADVISORY AGREEMENT WITH THE TRUST. The Trust and the Adviser have entered into an investment advisory agreement (the "Advisory Agreement"). Under the Advisory Agreement, the Adviser serves as the investment adviser and makes investment decisions for the Fund and continuously reviews, supervises and administers the investment program of the Fund, subject to the supervision of, and policies established by, the Trustees of the Trust. After the initial two year term, the continuance of the Advisory Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to any Fund, by a majority of the outstanding shares of the Fund, on not less than 30-days' nor more than 60-days' written notice to the Adviser, or by the Adviser on 90-days' written notice to the Trust. The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

ADVISORY FEES PAID TO THE ADVISER. For its services under the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.90% of the average daily net assets of the Fund.


THE PORTFOLIO MANAGERS

This section includes information about the Fund's portfolio managers, including information about other accounts managed, the dollar range of Fund shares owned and how he is compensated.

COMPENSATION. The Adviser compensates the Fund's portfolio manager for his management of the Fund. The Fund's portfolio manger's compensation consists of a cash base salary and a discretionary performance bonus paid in cash that is based on overall profitability of the Adviser and performance of the Fund, and therefore in part based on the value of the Fund's net assets and other client accounts he is managing.

FUND SHARES OWNED BY PORTFOLIO MANAGER. The Fund is required to show the dollar amount range of the portfolio manager's "beneficial ownership" of shares of the Fund as of the end of the most recently completed fiscal year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act.

------------------------------------ -------------------------------------------
NAME                                       DOLLAR RANGE OF FUND SHARES*
------------------------------------ -------------------------------------------
MARK D. GARFINKEL                                      none
------------------------------------ -------------------------------------------
JIM N. BEHRE                                           none
------------------------------------ -------------------------------------------

OTHER ACCOUNTS. In addition to the Fund, the portfolio manager is responsible for the day-to-day management of certain other accounts, as listed below. The information below is provided as of September 19, 2006.

------------------ ------------------------------------- ---------------------------------- ----------------------------------------
                                 REGISTERED                          OTHER POOLED
                           INVESTMENT COMPANIES                  INVESTMENT VEHICLES                     OTHER ACCOUNTS
------------------ ------------------- ----------------- ----------------- ---------------- ------------------- --------------------
                       NUMBER OF                             NUMBER OF       TOTAL ASSETS        NUMBER OF
      NAME             ACCOUNTS          TOTAL ASSETS        ACCOUNTS        TOTAL ASSETS         ACCOUNTS         TOTAL ASSETS
------------------ ------------------- ----------------- ----------------- ---------------- ------------------- --------------------
MARK D. GARFINKEL          1             $151 million           1            $4 million             12              $100 million
------------------ ------------------- ----------------- ----------------- ---------------- ------------------- --------------------
JAMES N. BEHRE             1             $151 million           1            $4 million             10              $99.7 million
------------------ ------------------- ----------------- ----------------- ---------------- ------------------- --------------------

CONFLICTS OF INTERESTS. The portfolio manager's management of other accounts may give rise to potential conflicts of interest in connection with his or her management of the Fund's investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as the Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio manager could favor one account over another. Another potential conflict could include the portfolio managers' knowledge about the size, timing and possible market impact of Fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Fund. However, the Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

THE ADMINISTRATOR

GENERAL. SEI Investments Global Funds Services (the "Administrator"), a Delaware statutory trust, has its principal business offices at One Freedom Valley Drive, Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to other mutual funds.

ADMINISTRATION AGREEMENT WITH THE TRUST. The Trust and the Administrator have entered into an administration agreement (the "Administration Agreement"). Under the Administration Agreement, the Administrator provides the Trust with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. The Administrator also serves as the shareholder servicing agent for the Fund under a shareholder servicing agreement with the Trust pursuant to which the Administrator provides certain shareholder services in addition to those set forth in the Administration Agreement.

The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. The Administration Agreement shall remain in effect for a period of one year after the effective date of the agreement and shall continue in effect for successive periods of two years unless terminated by either party on not less than 90 days' prior written notice to the other party.

ADMINISTRATION FEES PAID TO THE ADMINISTRATOR. The Administrator provides the Trust with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. For these administrative services, the Administrator is entitled to a fee, which is detailed below in the following schedule:

    ---------------------------------------------------- -----------------------------------------------
             FEE (AS A PERCENTAGE OF AGGREGATE
                  AVERAGE ANNUAL ASSETS)                        FUND'S AVERAGE DAILY NET ASSETS
    ---------------------------------------------------- -----------------------------------------------
                           0.10%                                       First $250 million
    ---------------------------------------------------- -----------------------------------------------
                           0.08%                                      $250 - $500 million
    ---------------------------------------------------- -----------------------------------------------
                           0.06%                                       Over $500 million
    ---------------------------------------------------- -----------------------------------------------

The foregoing fee is subject to a minimum annual fee of $100,000 for the Perimeter Capital fund complex, and is applicable to each portfolio within the fund complex.

o The Administrator will waive $20,000 for the first year of operations for each portfolio launched during the first twenty four (24) months of the Administration Agreement.

o    For each additional class of shares of a fund established after the initial
     (1) class of shares per fund, the minimum annual fee will be increased by $15,000.

The fees outlined above will remain in place for a period of three (3) years.

THE DISTRIBUTOR

GENERAL. SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI, and the Trust are parties to a distribution agreement dated May 31, 2000 ("Distribution Agreement"). The principal business address of the Distributor is One Freedom Valley Drive, Oaks, Pennsylvania 19456.

The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Distribution Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate automatically in the event of its assignment (as such term is defined in the 1940 Act), and is terminable at any time without penalty by the Trustees of the Trust or, with respect to any Fund, by a majority of the outstanding shares of that Fund, upon not more than 60 days' written notice by either party. The Distribution Agreement provides that the Distributor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.


THE TRANSFER AGENT

DST Systems, Inc., 330 W 9th Street, Kansas City, Missouri, serves as the Funds' transfer agent.

THE CUSTODIAN

Union Bank of California, National Association 475 Samsone Street, 15th Floor, San Francisco, California 94111, acts as custodian (the "Custodian") of the Fund. The Custodian holds cash, securities and other assets of the Funds as required by the 1940 Act.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst and Young LLP Two Commerce Square, 2001 Market Street, Philadelphia, Pennsylvania 19103, serves as independent registered public accounting firm for the Fund.


LEGAL COUNSEL

Morgan, Lewis & Bockius LLP, 1701 Market Street, Philadelphia, Pennsylvania 19103-2921, serves as legal counsel to the Trust.

TRUSTEES AND OFFICERS OF THE TRUST

BOARD RESPONSIBILITIES. The management and affairs of the Trust and the Fund are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. Each Trustee is responsible for overseeing the Fund and each of the Trust's additional funds, which includes funds not described in this SAI. The Trustees have approved contracts, as described above, under which certain companies provide essential management services to the Trust.

MEMBERS OF THE BOARD. Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees of the Trust. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, Oaks, Pennsylvania 19456.


-------------------------- ------------------ -------------------------------- ------------------------------------------
                                  POSITION
                               WITH TRUST AND
          NAME AND                 LENGTH             PRINCIPAL OCCUPATIONS
       DATE OF BIRTH               OF TERM               IN PAST 5 YEARS                  OTHER DIRECTORSHIPS HELD
----------------------------- ------------------ -------------------------------- ------------------------------------------
INTERESTED TRUSTEES
----------------------------- ------------------ -------------------------------- ------------------------------------------
Robert Nesher                 Chairman of the    Currently performs various       Trustee of The Advisors' Inner Circle
(DOB 08/17/46)                Board of           services on behalf of SEI        Fund, Bishop Street Funds, SEI Global
                              Trustees*          Investments for which Mr.        Master Fund, plc, SEI Global Assets
                              (since 1993)       Nesher is compensated.           Fund, plc, SEI Global Investments Fund,
                                                 Executive Vice President of      plc, SEI Investments Global, Limited,
                                                 SEI Investments, 1986-1994.      SEI Opportunity Master Fund, L.P., SEI
                                                 Director and Executive Vice      Opportunity Fund, L.P., SEI Asset
                                                 President of the Administrator   Allocation Trust, SEI Index Funds, SEI
                                                 and the Distributor, 1981-1994.  Daily Income Trust, SEI Institutional
                                                                                  International Trust, SEI Institutional
                                                                                  Investments Trust, SEI Institutional
                                                                                  Managed Trust, SEI Liquid Asset Trust and
                                                                                  SEI Tax Exempt Trust.
----------------------------- ------------------ -------------------------------- ------------------------------------------

----------------------------- ------------------ -------------------------------- ------------------------------------------
                                  POSITION
                               WITH TRUST AND
          NAME AND                 LENGTH             PRINCIPAL OCCUPATIONS
       DATE OF BIRTH               OF TERM               IN PAST 5 YEARS                  OTHER DIRECTORSHIPS HELD
----------------------------- ------------------ -------------------------------- ------------------------------------------
INTERESTED TRUSTEES CONT.
----------------------------------------------------------------------------------------------------------------------------
William M. Doran              Trustee*           Self-Employed Consultant since   Trustee of The Advisors' Inner Circle
(DOB 05/26/40)                (since 1993)       2003.  Partner, Morgan, Lewis    Fund, Bishop Street Funds, SEI Asset
                                                 & Bockius LLP (law firm) from    Allocation Trust, SEI Daily Income
                                                 1976 to 2003, counsel to the     Trust, SEI Index Funds, SEI
                                                 Trust, SEI Investments, the      Institutional International Trust, SEI
                                                 Administrator and the            Institutional Investments Trust, SEI
                                                 Distributor. Director of the     Institutional Managed Trust, SEI Liquid
                                                 Distributor since 2003.          Asset Trust and SEI Tax Exempt Trust.,
                                                 Director of SEI Investments      SEI Investments - Global Fund Services
                                                 since 1974; Secretary of SEI     Limited, SEI Investments Global,
                                                 Investments since 1978.          Limited, SEI Investments (Europe),
                                                                                  Limited, SEI Investments (Asia) Limited,
                                                                                  SEI Asset Korea Co., Ltd.
----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
----------------------------- ------------------ -------------------------------- ------------------------------------------
Charles E. Carlbom            Trustee            Self-Employed Business           Director, Crown Pacific, Inc., Trustee
(DOB 08/20/34)                (since 2005)       Consultant, Business             of The Advisors' Inner Circle Fund and
                                                 Projects Inc. since 1997.        Bishop Street Funds.
                                                 Director, Crown Pacific Inc.
                                                 CEO and President, United
                                                 Grocers Inc. from 1997 to
                                                 2000.
----------------------------- ------------------ -------------------------------- ------------------------------------------
Mitchell A. Johnson           Trustee            Retired.                         Director, Federal Agricultural Mortgage
(DOB 03/01/42)                (since 2005)                                        Corporation, Trustee of The Advisors'
                                                                                  Inner Circle Fund and Bishop Street
                                                                                  Funds.
----------------------------- ------------------ -------------------------------- ------------------------------------------
Betty L. Krikorian            Trustee            Self-Employed Legal and          Trustee of The Advisors' Inner Circle
(DOB 01/23/43)                (since 2005)       Financial Services Consultant    Fund and Bishop Street Funds.
                                                 since 2003.  State Street Bank
                                                 Global Securities and Cash
                                                 Operations from 1995 to 2003.
----------------------------- ------------------ -------------------------------- ------------------------------------------
Eugene B. Peters              Trustee            Private investor from 1987 to    Trustee of The Advisors' Inner Circle
(DOB 06/03/29)                (since 1993)       present.  Vice president and     Fund and Bishop Street Funds.
                                                 Chief Financial Officer,
                                                 Western Company of North
                                                 America (petroleum service
                                                 company), 1980-1986.
                                                 President of Gene Peters and
                                                 Associates (import company),
                                                 1978-1980.  President and
                                                 Chief Executive Officer of
                                                 Jos. Schlitz Brewing Company
                                                 before 1978.
----------------------------- ------------------ -------------------------------- ------------------------------------------

----------------------------- ------------------ -------------------------------- ------------------------------------------
                                  POSITION
                               WITH TRUST AND
          NAME AND                 LENGTH             PRINCIPAL OCCUPATIONS
       DATE OF BIRTH               OF TERM               IN PAST 5 YEARS                  OTHER DIRECTORSHIPS HELD
----------------------------- ------------------ -------------------------------- ------------------------------------------
INTERESTED TRUSTEES CONT.
----------------------------- ------------------ -------------------------------- ------------------------------------------
James M. Storey               Trustee            Attorney, Solo Practitioner      Trustee of The Advisors' Inner Circle
(DOB 04/12/31)                (since 1994)       since 1994. Partner, Dechert,    Fund, Bishop Street Funds, Massachusetts
                                                 September 1987-December 1993.    Health and Education Tax-Exempt Trust,
                                                                                  SEI Asset Allocation Trust, SEI Daily
                                                                                  Income Trust, SEI Index Funds, SEI
                                                                                  Institutional International Trust, SEI
                                                                                  Institutional Investments Trust, SEI
                                                                                  Institutional Managed Trust, SEI Liquid
                                                                                  Asset Trust and SEI Tax Exempt Trust,
                                                                                  U.S. Charitable Gift Trust.
----------------------------- ------------------ -------------------------------- ------------------------------------------
George J. Sullivan, Jr.       Trustee            Chief Executive Officer,         Trustee, State Street Navigator
(DOB 11/13/42)                (since 1999)       Newfound Consultants Inc.        Securities Lending Trust, The Advisors'
                                                 since April 1997.  General       Inner Circle Fund,  Bishop Street Funds,
                                                 Partner, Teton Partners, L.P.,   SEI Asset Allocation Trust, SEI
                                                 June 1991-December 1996; Chief   Opportunity Fund, SEI Daily Income
                                                 Financial Officer, Nobel         Trust, SEI Index Funds, SEI
                                                 Partners, L.P., March            Institutional International Trust, SEI
                                                 1991-December 1996; Treasurer    Institutional Investments Trust, SEI
                                                 and Clerk, Peak Asset            Institutional Managed Trust, SEI Liquid
                                                 Management, Inc., since 1991.    Asset Trust, SEI Opportunity Master Fund
                                                                                  and SEI Tax Exempt Trust.
----------------------------- ------------------ -------------------------------- ------------------------------------------

* Denotes Trustees who may be deemed to be "interested" persons of the Funds as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor.

BOARD STANDING COMMITTEES. The Board has established the following standing committees:

o AUDIT COMMITTEE. The Board has a standing Audit Committee that is composed of each of the independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust's independent registered public accounting firm and whether to terminate this relationship; reviewing the independent registered public accounting firm's compensation, the proposed scope and terms of its engagement, and the firm's independence; pre-approving audit and non-audit services provided by the Trust's independent registered public accounting firm to the Trust and certain other affiliated entities; serving as a channel of communication between the independent registered public accounting firm and the Trustees; reviewing the results of each external audit, including any qualifications in the independent registered public accounting firm's opinion, any related management letter, management's responses to recommendations made by the independent registered public accounting firm in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust's Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; considering, in consultation with the independent registered public accounting firm and the Trust's senior internal accounting executive, if any, the independent registered public accounting firm's report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with the Trust's independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and other audit related matters. Messrs. Carlbom, Johnson, Peters, Storey, Sullivan and Ms. Krikorian currently serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary, and met four times in the most recently completed Trust fiscal year.

o FAIR VALUE PRICING COMMITTEE. The Board has a standing Fair Value Pricing Committee that is composed of at least one Trustee and various representatives of the Trust's service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibilities of the Fair Value Pricing Committee are to determine the fair value of securities for which current market quotations are not readily available. The Fair Value Pricing Committee's determinations are reviewed by the Board. Mr. Nesher currently serves as the Board's delegate on the Fair Value Pricing Committee. The Fair Value Pricing Committee meets periodically, as necessary, and met twice in the most recently completed Trust fiscal year.

o NOMINATING COMMITTEE. The Board has a standing Nominating Committee that is composed of each of the independent Trustees of the Trust. The principal responsibility of the Nominating Committee is to consider, recommend and nominate candidates to fill vacancies on the Trust's Board, if any. The Nominating Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Trust's office. Messrs. Carlbom, Johnson, Peters, Storey, Sullivan and Ms. Krikorian currently serve as members of the Nominating Committee. The Nominating Committee meets periodically, as necessary, and did not meet during the most recently completed Trust fiscal year.

FUND SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of the Fund as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934 ("1934 Act"). The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

------------------ --------------------------------------------------------- ------------------------------------------------------
      NAME                       DOLLAR RANGE OF FUND SHARES*                     AGGREGATE DOLLAR RANGE OF SHARES (ALL FUNDS)*
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
------------------ --------------------------------------------------------- ------------------------------------------------------
Nesher                                       None                                                     None
------------------ --------------------------------------------------------- ------------------------------------------------------
Doran                                        None                                                     None
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------ --------------------------------------------------------- ------------------------------------------------------
Carlbom                                      None                                                     None
------------------ --------------------------------------------------------- ------------------------------------------------------
Johnson                                      None                                                     None
------------------ --------------------------------------------------------- ------------------------------------------------------
Krikorian                                    None                                                     None
------------------ --------------------------------------------------------- ------------------------------------------------------
Peters                                       None                                                     None
------------------ --------------------------------------------------------- ------------------------------------------------------
Storey                                       None                                                     None
------------------ --------------------------------------------------------- ------------------------------------------------------
Sullivan                                     None                                                     None
------------------ --------------------------------------------------------- ------------------------------------------------------

* Valuation date is December 31, 2005.

BOARD COMPENSATION. The Trust paid the following fees to the Trustees during its most recently completed fiscal year.

--------------------------- ------------------------- ------------------------- ------------------------ ---------------------------


                                                       PENSION OR RETIREMENT       ESTIMATED ANNUAL        TOTAL COMPENSATION FROM
                             AGGREGATE COMPENSATION     BENEFITS ACCRUED AS          BENEFITS UPON         TRUST AND FUND COMPLEX
NAME OF TRUSTEE                  FROM THE TRUST        PART OF FUND EXPENSES          RETIREMENT             PAID TO TRUSTEES(1)
--------------------------- ------------------------- ------------------------- ------------------------ ---------------------------
INTERESTED TRUSTEES
--------------------------- ------------------------- ------------------------- ------------------------ ---------------------------

Robert A. Nesher*                      $0                       N/A                       N/A            $0 for service on one (1)
                                                                                                         board
--------------------------- ------------------------- ------------------------- ------------------------ ---------------------------

William M. Doran*                      $0                       N/A                       N/A            $0 for service on one (1)
                                                                                                         board
------------------------------------------------------------------------------------------------------------------------------------

INDEPENDENT TRUSTEES
--------------------------- ------------------------- ------------------------- ------------------------ ---------------------------

                                       $                        N/A                       N/A            $ for service on one (1)
Charles E. Carlbom                                                                                       board
--------------------------- ------------------------- ------------------------- ------------------------ ---------------------------

John T. Cooney**                       $                        N/A                       N/A            $ for service on one (1)
                                                                                                         board
--------------------------- ------------------------- ------------------------- ------------------------ ---------------------------

Mitchell A. Johnson                    $                        N/A                       N/A            $ for service on one (1)
                                                                                                         board
--------------------------- ------------------------- ------------------------- ------------------------ ---------------------------

Betty L. Krikorian                     $                        N/A                       N/A            $ for service on one (1)
                                                                                                         board
--------------------------- ------------------------- ------------------------- ------------------------ ---------------------------

Eugene B. Peters                       $                        N/A                       N/A            $ for service on one (1)
                                                                                                         board
--------------------------- ------------------------- ------------------------- ------------------------ ---------------------------

James M. Storey                        $                        N/A                       N/A            $ for service on one (1)
                                                                                                         board
--------------------------- ------------------------- ------------------------- ------------------------ ---------------------------

George J. Sullivan                     $                        N/A                       N/A            $ for service on one (1)
                                                                                                         board
--------------------------- ------------------------- ------------------------- ------------------------ ---------------------------

(1) The Advisors' Inner Circle Fund II is the only trust in the Fund Complex.

*    A Trustee who is an "interested person" as defined by the 1940 Act.
**   Resigned on December 31, 2005.

TRUST OFFICERS. Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Executive Officers of the Trust. Unless otherwise noted, the business address of each Officer is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456. The chief compliance officer is the only officer who receives compensation from the Trust for his services.

Certain officers of the Trust also serve as officers of one or more mutual funds for which SEI Investments Company or its affiliates act as investment manager, administrator or distributor.

----------------------------- ----------------------------- ---------------------------- ------------------------------------
          NAME AND              POSITION WITH TRUST AND      PRINCIPAL OCCUPATIONS IN
       DATE OF BIRTH                 LENGTH OF TERM                PAST 5 YEARS               OTHER DIRECTORSHIPS HELD
----------------------------- ----------------------------- ---------------------------- ------------------------------------
       James F. Volk             President (since 2003)     Senior Operations Officer    None.
       (DOB 08/28/62)                                       of SEI Investments Funds
                                                            Accounting and
                                                            Administration since
                                                            1996; Assistant
                                                            Chief Accountant for
                                                            the U.S. Securities
                                                            and Exchange
                                                            Commission's
                                                            Division of
                                                            Investment
                                                            Management from 1993
                                                            to 1996.
----------------------------- ----------------------------- ---------------------------- ------------------------------------
       Michael Lawson             Controller and Chief      Director of SEI Funds        None.
       (DOB 10/8/60)               Financial Officer        Accounting since July
                                      (since 2005)          2005, Manager, Funds
                                                            Accounting, SEI
                                                            Investments AVP from
                                                            April 1995 through July
                                                            2005, excluding February
                                                            1998 through October 1998,
                                                            Assistant Product Manager,
                                                            Pilgrim Baxter &
                                                            Associates February 1998
                                                            through October 1998.
----------------------------- ----------------------------- ---------------------------- ------------------------------------
       Russell Emery            Chief Compliance Officer    Director of Investment       None
       (DOB 12/18/62)                 (since 2006)          Product Management and
                                                            Development, SEI
                                                            Investments, since
                                                            February 2003;
                                                            Senior Investment
                                                            Analyst - Equity
                                                            Team, SEI
                                                            Investments, from
                                                            March 2000 to
                                                            February 2003.
----------------------------- ----------------------------- ---------------------------- ------------------------------------
      Timothy D. Barto             Vice President and       General Counsel, Vice        None.
       (DOB 03/28/68)          Assistant Secretary (since   President and Secretary of
                                         1999)              the Administrator
                                                            and Assistant
                                                            Secretary of the
                                                            Distributor since
                                                            December 1999;
                                                            Associate, Richter,
                                                            Miller & Finn (law
                                                            firm) from
                                                            1994-1997.
----------------------------- ----------------------------- ---------------------------- ------------------------------------

----------------------------- ----------------------------- ---------------------------- ------------------------------------
          NAME AND              POSITION WITH TRUST AND      PRINCIPAL OCCUPATIONS IN
       DATE OF BIRTH                 LENGTH OF TERM                PAST 5 YEARS               OTHER DIRECTORSHIPS HELD
----------------------------- ----------------------------- ---------------------------- ------------------------------------
        James Ndiaye                 Vice President         Employed by SEI              None.
       (DOB 09/11/68)                and Secretary          Investments Company since
                                      (since 2004)          2004.  Vice President,
                                                            Deutsche Asset Management,
                                                            2003-2004.  Associate,
                                                            Morgan, Lewis & Bockius,
                                                            LLP 2000-2003.  Counsel,
                                                            Assistant Vice President,
                                                            ING Variable Annuities
                                                            Group, 1999-2000.
----------------------------- ----------------------------- ---------------------------- ------------------------------------
    Phillip T. Masterson           Vice President and       Employed by SEI              None.
       (DOB 03/12/64)             Assistant Secretary       Investments Company since
                                      (since 2004)          2004.  General Counsel,
                                                            CITCO Mutual Fund Services
                                                            (2003-2004). Vice
                                                            President and Associate
                                                            Counsel, Oppenheimer Funds
                                                            from 2001-2003, and Vice
                                                            President and Assistant
                                                            Counsel, Oppenheimer
                                                            Funds, 1997-2001 and Vice
                                                            President and Associate
                                                            Counsel, 2001-2003.
----------------------------- ----------------------------- ---------------------------- ------------------------------------
        Nicole Welch                  AML Officer           Compliance Analyst, TD       None.
       (DOB 09/13/77)                 (since 2005)          Waterhouse, 2004.  Senior
                                                            Compliance Analyst, UBS
                                                            Financial Services,
                                                            2002-2004.  Knowledge
                                                            Management Analyst,
                                                            PricewaterhouseCoopers
                                                            Consulting, 2000-2002.
----------------------------- ----------------------------- ---------------------------- ------------------------------------


PURCHASING AND REDEEMING SHARES

Purchases and redemptions may be made through the Transfer Agent on any day the New York Stock Exchange ("NYSE") is open for business. Shares of the Fund are offered and redeemed on a continuous basis. Currently, the Trust is closed for business when the following holidays are observed: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. A Shareholder will at all times be entitled to aggregate cash redemptions from the Fund up to the lesser of $250,000 or 1% of the Trust's net assets during any 90-day period. The Trust has obtained an exemptive order from the SEC that permits the Trust to make in-kind redemptions to those shareholders of the Trust that are affiliated with the Trust solely by their ownership of a certain percentage of the Trust's investment portfolios.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of the Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of any Fund for any period during which the NYSE, the Adviser, the Administrator, the Transfer Agent and/or the custodian are not open for business.

DETERMINATION OF NET ASSET VALUE

GENERAL POLICY. The Fund adheres to Section 2(a)(41), and Rule 2a-4 thereunder, of the 1940 Act with respect to the valuation of portfolio securities. In general, securities for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value as determined in good faith using methods approved by the Trusts' Board of Trustees. In complying with the 1940 Act, the Trust relies on guidance provided by the SEC and by the SEC staff in various interpretive letters and other guidance.

EQUITY SECURITIES. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m. ET if a security's primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If such prices are not available or determined to not represent the fair value of the security as of the Fund's pricing time, the security will be valued at fair value as determined in good faith using methods approved by the Trust's Board of Trustees.

MONEY MARKET SECURITIES AND OTHER DEBT SECURITIES. If available, money market securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money market securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not available or determined to not represent the fair value of the security as of the Fund's pricing time, the security will be valued at fair value as determined in good faith using methods approved by the Trust's Board of Trustees.

USE OF THIRD-PARTY INDEPENDENT PRICING AGENTS. Pursuant to contracts with the Trust's Administrator, market prices for most securities held by the Fund are provided daily by third-party independent pricing agents that are approved by the Board of Trustees of the Trust. The valuations provided by third-party independent pricing agents are reviewed daily by the Administrator.

TAXES

The following is only a summary of certain additional federal income tax considerations generally affecting the Fund and its shareholders that is intended to supplement the discussion contained in the Fund's prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Fund's prospectus is not intended as a substitute for careful tax planning. Shareholders are urged to consult with their tax advisors with specific reference to their own tax situations, including their state, local, and foreign tax liabilities.

The following general discussion of certain federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code") and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

QUALIFICATIONS AS A RIC

The Fund intends to qualify and elects to be treated as a "regulated investment company" ("RIC") under Subchapter M of the Code. By following such a policy, the Fund expects to eliminate or reduce to a nominal amount the federal taxes to which it may be subject. The board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders.

In order to be taxable as a RIC, the Fund must distribute annually to its shareholders at least 90% of its net investment income (generally net investment income plus the excess of net short-term capital gains over net long-term capital losses, less operating expenses) and at least 90% of its net tax exempt interest income, for each tax year, if any, to its shareholders ("Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income, including, generally, certain gains from options, futures, and forward contracts derived with respect to its business of investing in such stock, securities or currencies, and net income derived from an interest in qualified publicly traded partnerships; (ii) at the end of each fiscal quarter of the Fund's taxable year, at least 50% of the market value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund's total assets or more than 10% of the outstanding voting securities of such issuer, and (iii) at the end of each fiscal quarter of the Fund's taxable year, not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer or the securities (other than the securities of other RICs) of two or more issuers that the Fund controls and which are engaged in the same, or similar, or related trades or businesses, or the securities of one or more qualified publicly traded parternships.

With respect to investments in STRIPs, TRs, and other zero coupon securities which are sold at original issue discount and thus do not make periodic cash interest payments, the Fund will be required to include as part of its current income the imputed interest on such obligations even thought the Fund has not received any interest payments on such obligations during that period. Because the Fund distributes all of its nets investment income to its shareholders, the Fund may have to sell Fund securities to distribute such imputed income which may occur at a time when the Adviser would not have chosen to sell such securities and which may result in taxable gain or loss.

If the Fund fails to qualify as a RIC for any year, all of its income will be subject to federal income tax at regular corporate rates without any deduction for distributions to shareholders. In such case, its shareholders would be taxed as if they received ordinary dividends, although corporate shareholders could be eligible for the dividends received deduction and individuals may be able to benefit from the lower tax rates available to qualified dividend income.

FEDERAL EXCISE TAX

Notwithstanding the Distribution Requirement described above, which only requires the Fund to distribute at least 90% of its annual investment company income and does not require any minimum distribution of net capital gain, the Fund will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute, by the end of any calendar year, at least 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gain over short- and long-term capital loss) for the one-year period ending on October 31 of that year, plus certain other amounts. The Fund intends to make sufficient distributions to avoid liability for federal excise tax, but can make no assurances that such tax will be completely eliminated. The Fund may in certain circumstances be required to liquidate Fund investments in order to make sufficient distributions to avoid federal excise tax liability at a time when the investment adviser might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of the Fund to satisfy the requirement for qualification as a RIC.

SHAREHOLDER TREATMENT

The Fund's dividends that are paid to their corporate shareholders and are attributable to qualifying dividends it received from U.S. domestic corporations may be eligible, in the hands of such shareholders, for the corporate dividends received deduction, subject to certain holding period requirements and debt financing limitations. Generally, and subject to certain limitations (including certain holding period limitations), a dividend will be treated as a qualifying dividend if it has been received from a domestic corporation. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation.

The Fund receives income generally in the form of dividends and interest on investments. This income, plus net short-term capital gains, if any, less expenses incurred in the operation of the Fund, constitutes the Fund's net investment income from which dividends may be paid to you. Any distributions by the Fund from such income will be taxable to you as ordinary income or at the lower capital gains rates that apply to individuals receiving qualified dividend income, whether you take them in cash or in additional shares.

Distributions by the Fund will be eligible for the reduced maximum tax rate to individuals of 15% (5% for individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income on the securities it holds and the Fund designates the distribution as qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). A dividend will not be treated as qualified dividend income to the extent that (i) the shareholder has not held the shares on which the dividend was paid for more than 60 days during the 121-day period that begins on the date that is 60 days before the date on which the shares become "ex-dividend" (which is the day on which declared distributions (dividends or capital gains) are deducted from the Fund's assets before it calculates the net asset value) with respect to such dividend (and the Fund also satisfies those holding period requirements with respect to the securities it holds that paid the dividends distributed to the shareholder), (ii) the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property, or (iii) the shareholder elects to treat such dividend as investment income under section 163(d)(4)(B) of the Code. Absent further legislation, the maximum 15% rate on qualified dividend income will not apply to dividends received in taxable years beginning after December 31, 2010. Distributions by the Fund of its net short-term capital gains will be taxable as ordinary income. Capital gain distributions consisting of the Fund's net capital gains will be taxable as long-term capital gains regardless of how long the Fund's shares have been held by the shareholder. The Fund will report annually to its shareholders the amount of the Fund's distributions that qualify for the reduced tax rates on qualified dividend income.

If the Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to the shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

Any gain or loss recognized on a sale, exchange, or redemption of shares of the Fund by a shareholder who is not a dealer in securities will generally, for individual shareholders, be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise will be treated as a short-term capital gain or loss. However, if shares on which a shareholder has received a net capital gain distribution are subsequently sold, exchanged, or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the net capital gain distribution. In addition, the loss realized on a sale or other disposition of shares will be disallowed to the extent a shareholder repurchases (or enters into a contract to or option to repurchase) shares within a period of 61 days (beginning 30 days before and ending 30 days after the disposition of the shares). This loss disallowance rule will apply to shares received through the reinvestment of dividends during the 61-day period.

FOREIGN TAXES. If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of stocks or securities of foreign corporations, the Fund will be eligible to, and will, file an election with the Internal Revenue Service that may enable shareholders, in effect, to receive either the benefit of a foreign tax credit or a deduction with respect to any foreign and U.S. possessions income taxes paid by the Fund, subject to certain limitations. Pursuant to the election, the Fund will treat those taxes as dividends paid to its shareholders. Each such shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating any foreign tax credit they may be entitled to use against the shareholders' federal income tax. If the Fund makes the election, the Fund will report annually to its shareholders the respective amounts per share of the Fund's income from sources within, and taxes paid to, foreign countries and U.S. possessions.

STATE TAXES. Depending upon state and local law, distributions by the Fund to its shareholders and the ownership of such shares may be subject to state and local taxes. Rules of state and local taxation of dividend and capital gains distributions from RICs often differ from rules for federal income taxation described above. No Fund is liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Shareholders are urged to consult their tax advisors regarding state and local taxes applicable to an investment in the Fund.

Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by the Fund. Investment in Government National Mortgage Association ("Ginnie Mae") or Federal National Mortgage Association ("Fannie Mae") securities, banker's acceptances, commercial paper, and repurchase agreements collateralized by U.S. government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders.

TAX TREATMENT OF COMPLEX SECURITIES. The Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund's ability to recognize losses, and, in limited cases, subject the Fund to U.S. federal income tax on income from certain of its foreign securities. In turn, these rules may affect the amount, timing or character of the income distributed to you by the Fund.

Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income by the Fund. Similarly, foreign exchange losses realized by the Fund on the sale of debt securities are generally treated as ordinary losses by the Fund. These gains when distributed will be taxable to you as ordinary dividends, and any losses will reduce the Fund's ordinary income otherwise available for distribution to you. This treatment could increase or reduce the Fund's ordinary income distributions to you, and may cause some or all of the Fund's previously distributed income to be classified as a return of capital.

OTHER TAX POLICIES. In certain cases, the Fund will be required to withhold at the applicable withholding rate, and remit to the United States Treasury, such withheld amounts on any distributions paid to a shareholder who (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the Internal Revenue Service, (3) has not certified to the Fund that such shareholder is not subject to backup withholding, or (4) has not certified that such shareholder is a U.S. person or U.S. resident alien.

Non-U.S. investors in the Fund may be subject to U.S. withholding and estate tax and are encouraged to consult their tax advisors prior to investing in the Fund.

FUND TRANSACTIONS

BROKERAGE TRANSACTIONS. Generally, equity securities, both listed and over-the-counter, are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, the Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession.

In addition, the Adviser may place a combined order for two or more accounts it manages, including the Fund, engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or the Fund may obtain, it is the opinion of the Adviser and the Trust's Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions. Nonetheless, the Adviser believes that the ability of the Fund to participate in higher volume transactions will generally be beneficial to the Fund.

BROKERAGE SELECTION. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Fund's Adviser may select a broker based upon brokerage or research services provided to the Adviser. The Adviser may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the 1934 Act permits the Adviser, under certain circumstances, to cause the Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Adviser may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Adviser believes that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to the Fund.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Fund's Adviser under the Advisory Agreement. Any advisory or other fees paid to the Adviser are not reduced as a result of the receipt of research services.

In some cases the Adviser may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Adviser faces a potential conflict of interest, but the Adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, the Fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the adviser with research services. The National Association of Securities Dealers ("NASD") has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

BROKERAGE WITH FUND AFFILIATES. The Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of either the Fund, the Adviser or the Distributor for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. These rules further require that commissions paid to the affiliate by the Fund for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Fund, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

SECURITIES OF "REGULAR BROKER-DEALERS." The Fund is required to identify any securities of its "regular brokers and dealers" (as such term is defined in the 1940 Act) which the Fund may hold at the close of its most recent fiscal year. The Fund is new and, therefore, has not completed a fiscal year.

PORTFOLIO HOLDINGS

The Board of Trustees has approved a policy and procedures that govern the timing and circumstances regarding the disclosure of Fund portfolio holdings information to shareholders and third parties. These policies and procedures are designed to ensure that disclosure of information regarding the Fund's portfolio securities is in the best interests of Fund shareholders, and include procedures to address conflicts between the interests of the Fund's shareholders, on the one hand, and those of the Fund's Adviser, principal underwriter or any affiliated person of the Fund, its Adviser, or its principal underwriter, on the other. Pursuant to such procedures, the Board has authorized the Adviser's Chief Compliance Officer (the "Authorized Person") to authorize the release of the Fund's portfolio holdings, as necessary, in conformity with the foregoing principles. The Authorized Person reports quarterly to the Board regarding the implementation of such policies and procedures.

Pursuant to applicable law, the Fund is required to disclose its complete portfolio holdings quarterly, within 60 days of the end of each fiscal quarter (currently, each July 31, October 31, January 31, and April 30). The Fund discloses a complete schedule of investments in each Semi-Annual Report and Annual Report to Fund shareholders or, following the first and third fiscal quarters, in quarterly holdings reports filed with the SEC on Form N-Q. Semi-Annual and Annual Reports are distributed to Fund shareholders. Quarterly holdings reports filed with the SEC on Form N-Q are not distributed to Fund shareholders, but are available, free of charge, on the EDGAR database on the SEC's website at WWW.SEC.GOV.

The Fund generally posts on its website at http://sei2funds.seic.com/perimeter a detailed list of the securities held by the Fund as of the most recent calendar month end 30 days after the end of the calendar month. The Fund generally posts on its website at http://sei2funds.seic.com/perimeter the ten largest portfolio holdings and the percent as of the most recent calendar month end, 10 calendar days after the end of the calendar month.

The Fund's policies and procedures provide that the Authorized Persons, may authorize disclosure of portfolio holdings information to third parties at differing times and/or with different lag times then the information posted to the internet; provided that the recipient is, either by contractual agreement or otherwise by law, (i) required to maintain the confidentiality of the information and (ii) prohibited from using the information to facilitate or assist in any securities transactions or investment program. No compensation or other consideration is paid to or received by any party in connection with the disclosure of portfolio holdings information, including the Fund, Adviser and its affiliates or recipient of the Fund's portfolio holdings information. The Fund will review a third party's request for portfolio holdings information to determine whether the third party has legitimate business objectives in requesting such information.

In addition, the Fund's service providers, such as the custodian, Administrator and transfer agent, may receive portfolio holdings information as frequently as daily in connection with their services to the Fund. In addition to any contractual provisions relating to confidentiality of information that may be included in the service providers contract with the Trust, these arrangements impose obligations on the Fund's service providers that would prohibit them from disclosing or trading on the Fund's non-public information. Financial printers and pricing information vendors may receive portfolio holdings information, as necessary, in connection with their services to the Fund.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of funds and shares of each fund, each of which represents an equal proportionate interest in the portfolio with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the fund. Shareholders have no preemptive rights. All consideration received by the Trust for shares of any additional funds and all assets in which such consideration is invested would belong to that fund and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued. The Fund's shares, when issued, are fully paid and non-assessable.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholder held personally liable for the obligations of the Trust.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. Nothing contained in this section attempts to disclaim a Trustee's individual liability in any manner inconsistent with the federal securities laws.

PROXY VOTING

The Board of Trustees of the Trust has delegated responsibility for decisions regarding proxy voting for securities held by the Fund to the Adviser. The Adviser will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix B to this SAI. The Board of Trustees will periodically review the Fund's proxy voting record.

The Trust is required to disclose annually the Fund's complete proxy voting record on Form N-PX. Beginning August 31, 2007, the Fund's proxy voting record for the most recent 12 month period ended June 30th will be available upon request by calling 1-800-241-4294 or by writing to the Fund at Perimeter Small Cap Growth Fund, P.O. Box 219009, Kansas City, Missouri 64121-9009. The Fund's Form N-PX is also available on the SEC's website at www.sec.gov.

CODE OF ETHICS

The Board of Trustees of the Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Adviser and the Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements or are prohibited from making such investments. Copies of these Codes of Ethics are on file with the SEC, and are available to the public.

                       APPENDIX A - DESCRIPTION OF RATINGS

                             DESCRIPTION OF RATINGS



The following descriptions are summaries of published ratings.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

A-1 This is the highest category by Standard and Poor's (S&P) and indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory and the obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.

PRIME-1 Issues rated Prime-1 (or supporting institutions) by Moody's have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

      --          Leading market positions in well-established industries.

      --          High rates of return on funds employed.

      -- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

      -- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

      -- Well-established access to a range of financial markets and assured sources of alternate liquidity.

The rating F1 (Highest Credit Quality) is the highest commercial rating assigned by Fitch Inc. Paper rated F1 is regarded as having the strongest capacity for timely payment of financial commitments. The rating F2 (Good Credit Quality) is the second highest commercial paper rating assigned by Fitch Inc., which reflects a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

The rating TBW-1 by Thomson BankWatch ("Thomson") indicates a very high likelihood that principal and interest will be paid on a timely basis.

DESCRIPTION OF MUNICIPAL NOTE RATINGS

Moody's highest rating for state and municipal and other short-term notes is MIG-1 and VMIG-l. Short-term municipal securities rated MIG-1 or VMIG-1 are of the best quality. They have strong protection from established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing or both. Short-term municipal securities rated MIG-2 or VMIG-2 are of high quality. Margins of protection are ample although not so large as in the MIG-I/VMIG-2 group.

An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

      -- Amortization Schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note, and

      -- Source of Payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

S&P note rating symbols are as follows:

SP-1 Strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay a debt service is given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the votes.

DESCRIPTION OF CORPORATE BOND RATINGS

S&P

Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. Debt rated BB and B is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rate B has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

MOODY'S

Bonds that are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than the Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Bonds which are rated Baa are considered as medium-grade obligations (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Moody's bond ratings, where specified, are applied to financial contracts, senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one-year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located. Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's sovereign rating. Such branch obligations are rated at the lower of the bank's rating or Moody's sovereign rating for the bank deposits for the country in which the branch is located.

When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer branch is located are not incorporated into Moody's ratings.

Moody's makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the U.S. Securities Act of 1933 or issued in conformity with any other applicable law or regulation. Nor does Moody's represent that any specific bank or insurance company obligation is legally enforceable or is a valid senior obligation of a rated issuer.

Moody's ratings are opinions, not recommendations to buy or sell, and their accuracy is not guaranteed. A rating should be weighed solely as one factor in an investment decision and you should make your own study and evaluation of any issuer whose securities or debt obligations you consider buying or selling.

FITCH INC. ("FITCH")

Bonds rated AAA by Fitch are judged by Fitch to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch are judged by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type market.

Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings. Bonds rated

BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements. Bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

THOMSON

Bonds rated AAA by Thomson BankWatch indicate that the ability to repay principal and interest on a timely basis is extremely high. Bonds rated AA indicate a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category. Bonds rated A indicate the ability to repay principal and interest is strong. Issues rated A could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

Bonds rated BBB (the lowest investment-grade category) indicate an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

While not investment grade, the BB rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations. Issues rated B show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse developments could negatively affect the payment of interest and principal on a timely basis.

                APPENDIX B - PROXY VOTING POLICIES AND PROCEDURES

                                  PROXY VOTING
________________________________________________________________________________

ISSUE

Rule 206(4)-6 under the Advisers Act requires every investment adviser who exercises voting authority with respect to client securities to adopt and implement written policies and procedures, reasonably designed to ensure that the adviser votes proxies in the best interest of its Clients. The procedures must address material conflicts that may arise in connection with proxy voting. The rule further requires the adviser to provide a concise summary of the adviser's proxy voting process and offer to provide copies of the complete proxy voting policy and procedures to Clients upon request. Lastly, the rule requires that the adviser disclose to Clients how they may obtain information on how the adviser voted their proxies.

Perimeter votes proxies for the majority of its Clients, and therefore has adopted and implemented this Proxy Voting Policy and Procedures.

RISKS

In developing this policy and procedures, Perimeter considered numerous risks associated with its voting of client proxies. This analysis includes risks such as:

o    Proxies are not voted in Clients' best interests.

o    Proxies are not identified and voted in a timely manner.

o The third-party proxy voting services utilized by Perimeter is not independent.

o Proxy voting records and client requests to review proxy votes are not maintained.

Perimeter has established the following guidelines as an attempt to mitigate these risks.

POLICY

It is the policy of Perimeter to vote proxies in the interest of maximizing value for Perimeter's Clients. Proxies are an asset of a Client, which should be treated by Perimeter with the same care, diligence, and loyalty as any asset belonging to a Client. To that end, Perimeter will vote in a way that it believes, consistent with its fiduciary duty, will cause the value of the issue to increase the most or decline the least. Consideration will be given to both the short- and long-term implications of the proposal to be voted on when considering the optimal vote.

Any general or specific proxy voting guidelines provided by a Client or its designated agent in writing will supersede this policy. A Client may have its proxies voted by an independent third party or other named fiduciary or agent, at the Client's cost.

PROCEDURES FOR VOTING PROXIES

Perimeter has retained Glass, Lewis & Co. ("Glass, Lewis") to assist in the coordination and voting of Client proxies. The CCO is responsible for managing the relationship with Glass, Lewis. The CCO shall ensure that all proxies are being properly voted and that Glass, Lewis is retaining all of the appropriate proxy voting records.

Perimeter assumes voting responsibility for all Client accounts unless explicitly noted otherwise in the Client's advisory agreement. Perimeter will generally cast votes for all shares for which the Company has voting authority, with the possible exception of share blocking markets. In some non-U.S. markets where share blocking occurs, shares must be "frozen" for trading purposes at the custodian or sub-custodian level in order to vote. During the time that shares are blocked, any pending trades will not settle. Depending on the market, this period can last from one day to three weeks. Any sales that must be executed will settle late and potentially be subject to interest charges or other punitive fees. For this reason, in blocking markets, Perimeter retains the right to vote or not, based on the determination of Perimeter's investment personnel. Glass, Lewis sends a weekly report of upcoming meetings in blocking markets detailing each client account entitled to vote, the number of shares held, type of meeting and blocking period. The CCO will monitor these upcoming meetings, consult with Perimeter's investment team members responsible for each industry or market and arrive at a decision on whether or not to vote. If the decision is made to vote, Perimeter will process votes through Glass, Lewis.

The following general guidelines are to be followed when possible:

o    Glass, Lewis will monitor and keep track of all voting proxies.

o Glass, Lewis will analyze each vote and provide Perimeter with its recommendation, which recommendation shall be pursuant to the guidelines previously agreed to by Perimeter and Glass, Lewis.

o The member of the investment team who covers the security shall be responsible for reviewing the proxy and Glass, Lewis' recommendation and make a determination on how the Company should vote such proxy. If the vote of Perimeter investment team member is contrary to Glass, Lewis' recommendation, then the investment team member shall provide a brief explanation of such vote.

o The investment team shall have its recommendation voted through Glass, Lewis.

In certain limited circumstances, a proxy may be received from sources other than Glass, Lewis. In such circumstances, the CCO shall use the above guidelines and be responsible for maintaining the history and record customarily retained by Glass, Lewis.

RESOLVING POTENTIAL CONFLICTS OF INTEREST

We recognize that conflicts of interest may arise due to a variety of reasons and the CCO will reasonably try to assess any material conflicts between Perimeter's interests and those of its clients with respect to proxy voting. If the CCO detects a conflict of interest, Glass, Lewis will evaluate the ballot issue and, using our pre-determined guidelines and their research, make an objective voting decision based upon criteria such as the financial implication of the proposal and impact on shareholder rights. In exceptional circumstances, for instance in the case of a merger or acquisition which may have significant economic implications for our client's portfolios, we may solicit input from the applicable Perimeter investment team and possibly override the voting recommendation of Glass, Lewis.

CONFLICTS OF INTEREST

Perimeter realizes that due to the difficulty of predicting and identifying all material conflicts, it must rely on its Employees to notify the CCO of any material conflict that may impair Perimeter's ability to vote proxies in an objective manner.

In addition, any attempts by others within Perimeter to influence the voting of client proxies in a manner that is inconsistent with the proxy voting policy shall be reported to the CCO. Further, any attempts by persons or entitles outside Perimeter to influence the voting of client proxies shall be reported to the CCO. The CCO may then elect to report the attempt to legal counsel.

PROCEDURES FOR PERIMETER'S RECEIPT OF CLASS ACTIONS

Perimeter recognizes that as a fiduciary it has a duty to act with the highest obligation of good faith, loyalty, fair dealing and due care. When a recovery is achieved in a class action, investors who owned shares in the company subject to the action have the option to either: (1) opt out of the class action and pursue their own remedy; or (2) participate in the recovery achieved via the class action. Collecting the recovery involves the completion of a Proof of Claim form which is submitted to the Claims Administrator. After the Claims Administrator receives all Proof of Claims, it dispenses the money from the settlement fund to those persons and entities with valid claims.

If "Class Action" documents are received by Perimeter for a Client account, Perimeter will gather any requisite information it has and forward to the Client, to enable the Client to file the "Class Action" at the Client's discretion. The decision of whether to participate in the recovery or opt-out may be a legal one that Perimeter is not qualified to make for its Client. Therefore Perimeter will not file "Class Actions" on behalf of any Client.

RECORDKEEPING

Perimeter will maintain the documentation described in the following section for a period of not less than five (5) years, the first two (2) years at its principal place of business. The Director of Third-Party Distribution & Client Relations will be responsible for the following procedures and for ensuring that the required documentation is retained.

CLIENT REQUEST TO REVIEW PROXY VOTES

|X| Any request, whether written (including e-mail) or oral, received by any Employee of Perimeter, must be promptly reported to the CCO. All written requests must be retained in the permanent file.

|X| The CCO will record the identity of the client, the date of the request, and the action taken as a result of the request, in a suitable place.

|X| In order to facilitate the management of proxy voting record keeping process, and to facilitate dissemination of such proxy voting records to Clients, the CCO may distribute to any client requesting proxy voting information the complete proxy voting record of Perimeter for the period requested.

|X| Furnish the information requested, free of charge, to the client within a reasonable time period (within 10 business days). Maintain a copy of the written record provided in response to client's written (including e-mail) or oral request. A copy of the written response should be attached and maintained with the client's written request, if applicable and maintained in the permanent file.

|X| Clients are permitted to request the proxy voting record for the five-year period prior to their request.

PROXY STATEMENTS RECEIVED REGARDING CLIENT SECURITIES

|X| Upon receipt of a proxy, copy or print a sample of the proxy statement or card and maintain the copy in a central file along with a sample of the proxy solicitation instructions.

         NOTE: Perimeter is permitted to rely on proxy statements filed on the SEC's EDGAR system instead of keeping its own copies.

PROXY VOTING RECORDS

|X|      A record of how Perimeter voted Client proxies.

|X| Documents prepared or created by Perimeter that were material to making a decision on how to vote, or that memorialized the basis for the decision.

|X| Documentation or notes or any communications received from third parties, other industry analysts, third party service providers, company's management discussions, etc. that were material in the basis for the decision.

DISCLOSURE

Perimeter will ensure that Part II of Form ADV is updated as necessary to reflect: (i) all material changes to the Proxy Voting Policy and Procedures; and
(ii) information about how Clients may obtain information on how Perimeter voted their securities.

PROXY SOLICITATION

As a matter of practice, it is Perimeter's policy to not reveal or disclose to any client how Perimeter may have voted (or intends to vote) on a particular proxy until after such proxies have been counted at a shareholder's meeting. Perimeter will never disclose such information to unrelated third parties.

The CCO is to be promptly informed of the receipt of any solicitation from any person to vote proxies on behalf of Clients. At no time may any Employee accept any remuneration in the solicitation of proxies. The CCO shall handle all responses to such solicitations.

                            PART C: OTHER INFORMATION
                         POST-EFFECTIVE AMENDMENT NO. 50


ITEM 23.  Exhibits:

(a)(1) Agreement and Declaration of Trust of The Advisors' Inner Circle Fund II (previously, The Arbor Fund) (the "Registrant"), dated July 24, 1992, is incorporated herein by reference to exhibit (1) of Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the U.S. Securities and Exchange Commission (the "SEC") via EDGAR Accession No. 0000912057-97-011670 on April 2, 1997.
(a)(2) Registrant's Amended and Restated Agreement and Declaration of Trust dated July 24, 1992 as amended and restated as of February 18, 2004, is incorporated herein by reference to exhibit (a)(2) of Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-04-000232 on May 28, 2004.
(a)(3) Registrant's Amended and Restated Agreement and Declaration of Trust dated July 24, 1992 as amended and restated February 18, 2004 and August 10, 2004 is incorporated herein by reference to exhibit (a)(3) of Post-Effective Amendment No. 36 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-04-000490 on September 17, 2004.
(b) Registrant's Amended and Restated By-laws are incorporated herein by reference to exhibit (b) of Post-Effective Amendment No. 42 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0000935069-05-001457 on June 1, 2005.
(c)       Not Applicable.
(d)(1) Amended and Restated Investment Advisory Agreement, dated May 31, 2000 as amended and restated as of May 21, 2001, between the Registrant and Horizon Advisers, is incorporated herein by reference to exhibit
          (d)(16) of Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-01-500044 on May 31, 2001.
(d)(2) Schedule dated November 15, 2005 to the Amended and Restated Investment Advisory Agreement dated May 31, 2000 as amended and restated May 21, 2001 between the Registrant and Horizon Advisers, is incorporated herein by reference to Exhibit (d)(2) of Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000667 on November 18, 2005.
(d)(3) Investment Advisory Agreement dated November 30, 2004 between the Registrant and Champlain Investment Partners, LLC, is incorporated herein by reference to Exhibit (d)(5) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000155 on March 31, 2005.
(d)(4) Investment Advisory Agreement dated December 21, 2004 between the Registrant and W.H. Reaves & Co. Inc., is incorporated herein by reference to Exhibit (d)(6) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000155 on March 31, 2005.
(d)(5) Investment Advisory Agreement dated June 14, 2005 between the Registrant and Utendahl Capital Management L.P., is incorporated herein by reference to Exhibit (d)(5) of Post-Effective Amendment No. 45 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000569 on September 29, 2005.

(d)(6) Investment Advisory Agreement dated August 30, 2005 between the Registrant and W.R. Hambrecht + Co. Asset Management, LLC, is incorporated herein by reference to Exhibit (d)(6) of Post-Effective Amendment No. 45 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000569 on September 29, 2005.

(d)(7) Investment Advisory Agreement dated September 27, 2006 between the Registrant and Perimeter Capital Management, LLC is filed herewith.

(e)(1) Distribution Agreement dated January 28, 1993, as amended and restated as of November 14, 2005, is incorporated herein by reference to Exhibit (e)(1) of Post-Effective Amendment No. 48 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-06-000209 on May 31, 2006.

(e)(2) Form of Sub-Distribution and Servicing Agreement is incorporated herein by reference to Exhibit (e)(2) of Post-Effective Amendment No. 48 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No.
          0001135428-06-000209 on May 31, 2006.

(f)       Not Applicable.
(g)(1) Custody Agreement dated May 31, 2000 between the Registrant and Hancock Bank and Trust is incorporated herein by reference to exhibit
          (g) of Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-04-000232 on May 28, 2004.
(g)(2) Custody Agreement dated September 1, 2004 between the Registrant and Wachovia Bank, National Association is incorporated herein by reference to Exhibit (g)(2) of Post-Effective Amendment No. 38 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000029 on January 14, 2005.
(g)(3) Revised Attachment C to the Custody Agreement dated September 1, 2004, between the Registrant and Wachovia Bank, National Association is incorporated herein by reference to Exhibit (g)(3) of Post-Effective Amendment No. 45 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000569 on September 29, 2005.
(g)(4) Revised Attachment C to the Custody Agreement dated September 1, 2004, between the Registrant and Wachovia Bank, National Association, relating to the Perimeter Small Cap Growth Fund, to be filed by amendment.

(g)(5) Form of Amendment and Assignment dated August 9, 2006 of the Custody Agreement dated September 1, 2004 between the Registrant and Wachovia Bank, National Association to US Bank National Association is filed herewith.

(h)(1) Administration Agreement dated January 28, 1993 between the Registrant and SEI Financial Management Corporation (now SEI Investments Global Funds Services) is incorporated herein by reference to exhibit (h)(1) of Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-04-000232 on May 28, 2004.
(h)(2) Administration Agreement dated January 28, 1993, as amended and restated as of November 12, 2002, by and between the Registrant and SEI Investments Global Funds Services is incorporated herein by reference to Exhibit (h)(2) of Post-Effective Amendment No. 34 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-03-000338 on May 30, 2003.
(h)(3) Schedule dated May 31, 2003 to the Administration Agreement dated January 28, 1993 as amended and restated November 12, 2002 between the Registrant and SEI Global Funds Services, relating to the Hancock

          Horizon Family of Funds, is incorporated herein by reference to exhibit (h)(8) of Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-04-000232 on May 28, 2004.
(h)(4) Amendment and Attachment 1 dated November 30, 2004 to the Amended and Restated Administration Agreement dated November 12, 2002 between the Registrant and SEI Investments Global Funds Services, with respect to the Champlain Small Company Fund, is incorporated herein by reference to Exhibit (h)(4) of Post-Effective Amendment No. 45 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000569 on September 29, 2005.
(h)(5) Amendment and Attachment 1 dated December 21, 2004 to the Amended and Restated Administration Agreement dated November 12, 2002 between the Registrant and SEI Investments Global Funds Services, with respect to the Reaves Select Research Fund, is incorporated herein by reference to Exhibit (h)(5) of Post-Effective Amendment No. 45 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000569 on September 29, 2005.
(h)(6) Amendment and Attachment 1, dated June 14, 2005 to the Amended and Restated Administration Agreement dated November 12, 2002 between the Registrant and SEI Investments Global Funds Services, with respect to the UCM Institutional Money Market Fund, is incorporated herein by reference to Exhibit (h)(6) of Post-Effective Amendment No. 48 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-06-000209 on May 31, 2006.

(h)(7) Amendment and Attachment 1 dated August 31, 2005 to the Amended and Restated Administration Agreement dated November 12, 2002 between the Registrant and SEI Investments Global Funds Services, with respect to the Hambrecht Small Cap Technology Fund, is incorporated herein by reference to Exhibit (h)(7) of Post-Effective Amendment No. 48 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-06-000209 on May 31, 2006.
(h)(8) Amendment and Attachment 1 to the Amended and Restated Administration Agreement dated November 12, 2002 between the Registrant and SEI Investments Global Funds Services with respect to the Perimeter Small Cap Growth Fund, to be filed by amendment.

(h)(9) Shareholder Services Plan dated May 31, 2000, with respect to the Hancock Horizon Family of Funds, is incorporated herein by reference to exhibit (h)(15) of Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0000912057-00-026908 on May 31, 2000.
(h)(10) Amended Schedule A dated November 13, 2000 to the Shareholder Services Plan dated May 31, 2000, with respect to the Hancock Horizon Family of Funds, is incorporated herein by reference to exhibit (h)(5) of Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-04-000232 on May 28, 2004.
(h)(11) Shareholder Services Agreement between the Registrant and Hancock Bank is incorporated herein by reference to exhibit (h)(16) of Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-01-500044 on May 31, 2001.
(h)(12) Shareholder Services Plan dated August 9, 2005 is incorporated herein by reference to Exhibit (h)(12) of Post-Effective Amendment No. 45 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000569 on September 29, 2005.
(h)(13) Schedule A dated August 9, 2005 to the Shareholder Services Plan dated August 9, 2005, with respect to the Hambrecht Small Cap Technology Fund, is incorporated herein by reference to Exhibit (h)(13) of

          Post-Effective Amendment No. 45 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000569 on September 29, 2005.
(h)(14) Contractual Fee Waiver Agreement dated May 31, 2006 between the Registrant and Horizon Advisers, with respect to the Hancock Horizon Strategic Income Bond Fund, Burkenroad Fund and Treasury Securities Money Market Fund, is incorporated herein by reference to Exhibit
          (h)(14) of Post-Effective Amendment No. 48 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-06-000209 on May 31, 2006.
(h)(15) Expense Limitation Agreement dated May 31, 2006 between the Registrant and Horizon Advisers, with respect to the Hancock Horizon Prime Money Market Fund, is incorporated herein by reference to Exhibit (h)(15) of Post-Effective Amendment No. 48 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-06-000209 on May 31, 2006.
(h)(16) Expense Limitation Agreement dated August 30, 2005 between the Registrant and W.R. Hambrecht + Co. Asset Management, LLC, with respect to the Hambrecht Small Cap Technology Fund, is incorporated herein by reference to Exhibit (h)(15) of Post-Effective Amendment No. 45 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000569 on September 29, 2005.

(h)(17) Transfer Agency and Service Agreement dated May 21, 2000 between the Registrant and Hancock Bank and Trust is incorporated herein by reference to exhibit (e)(2) of Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-04-000232 on May 28, 2004.
(h)(18) AML Amendment dated May 20, 2003 to the Transfer Agency and Service Agreement between the Registrant and Hancock Bank and Trust dated May 21, 2000 is incorporated herein by reference to exhibit (e)(3) of Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-04-000232 on May 28, 2004.
(h)(19) Amendment dated September 1, 2003 to the Transfer Agency and Service Agreement dated May 21, 2000 between the Registrant and Hancock Bank and Trust is incorporated herein by reference to exhibit (e)(4) of Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-04-000232 on May 28, 2004.
(h)(20) Agency Agreement dated August 10, 2004 between the Registrant and DST Systems, Inc. is incorporated herein by reference to Exhibit (e)(5) of Post-Effective Amendment No. 45 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000569 on September 29, 2005.
(h)(21) Form of Transfer Agent Agreement (and schedules thereto) by and between the Registrant and SEI Investments Fund Management is filed herewith.
(i) Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, is filed herewith
(j)       Not Applicable

(k)       Not Applicable.
(l)       Not Applicable.
(m)(1) Distribution Plan (compensation type) dated May 31, 2000 as amended November 16, 2004 is incorporated herein by reference to Exhibit (m) of Post-Effective Amendment No. 38 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000029 on January 14, 2005.
(m)(2) Schedule A as amended November 16, 2004 to the Distribution Plan dated May 31, 2000 as amended November 16, 2004, with respect to the Hancock Horizon Family of Funds, is incorporated herein by reference to

          Exhibit (m)(2) of Post-Effective Amendment No. 45 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000569 on September 29, 2005.

(m)(3) Distribution Plan (reimbursement type) as approved by the Board of Trustees on February 23, 2005 is incorporated herein by reference to Exhibit (m)(2) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000155 on March 31, 2005.
(m)(4) Schedule A dated February 23, 2005 to the Distribution Plan dated February 23, 2005, with respect to the Champlain Small Company Fund, is incorporated herein by reference to Exhibit (m)(6) of Post-Effective Amendment No. 45 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000569 on September 29, 2005.
(n) Amended and Restated Rule 18f-3 Multiple Class Plan and Schedules and Certificates of Class Designation thereto is filed herewith.

(o)       Not Applicable.
(p)(1) Registrant's Code of Ethics is incorporated herein by reference to exhibit (p)(10) of Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0000912057-00-026908 on May 31, 2000.

(p)(2) SEI Investments Global Funds Services and SEI Investments Funds Management Code of Ethics dated January 2006 is incorporated herein by reference to Exhibit (p)(3) of Post-Effective Amendment No. 48 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-06-000209 on May 31, 2006.
(p)(3) Hancock Bank and Trust Code of Ethics is incorporated herein by reference to exhibit (p)(7) of Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0000912057-00-011997 on March 16, 2000.

(p)(4) Champlain Investment Partners, LLC Code of Ethics is incorporated herein by reference to Exhibit (p)(4) of Post-Effective Amendment No. 45 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000569 on September 29, 2005.
(p)(5) W.H. Reaves & Co. Inc. Code of Ethics is incorporated herein by reference to Exhibit (p)(5) of Post-Effective Amendment No. 45 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000569 on September 29, 2005.
(p)(6) W.R. Hambrecht + Co. Asset Management, LLC Code of Ethics is incorporated herein by reference to Exhibit (p)(6) of Post-Effective Amendment No. 45 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000569 on September 29, 2005.

(p)(7)    Perimeter Capital Management, LLC Code of Ethics is filed herewith.


ITEM 24. Persons Controlled By or Under Common Control with Registrant:

Not Applicable.

ITEM 25.  Indemnification:

Article VIII of the Agreement and Declaration of Trust filed as Exhibit (a) to the Registration Statement is incorporated by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act"), as amended, may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the SEC, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 26.  Business and Other Connections of the Investment Advisers:

Other business, profession, vocation or employment of a substantial nature in which each director or principal officer of each Adviser is or has been, at any time during the last two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee are as follows:

CHAMPLAIN INVESTMENT PARTNERS, LLC


Champlain Investment Partners, LLC serves as the investment adviser for the Registrant's Champlain Small Company Fund. The principal address of Champlain Investment Partners is 346 Shelburne Road, Burlington, Vermont 05401. Champlain Investment Partners LLC is an investment adviser registered under the Investment Advisers Act of 1940.


---------------------------------------------- ---------------------------------- ------------------------------------------
NAME AND POSITION WITH
INVESTMENT ADVISER                             NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
---------------------------------------------- ---------------------------------- ------------------------------------------
Scott T. Brayman                                              --                                     --
Managing Partner
---------------------------------------------- ---------------------------------- ------------------------------------------
Judith W. O' Connell                                          --                                     --
Managing Partner
---------------------------------------------- ---------------------------------- ------------------------------------------
Van Harissis                                                  --                                     --
Partner
---------------------------------------------- ---------------------------------- ------------------------------------------
Deborah R. Healey                                             --                                     --
Partner
---------------------------------------------- ---------------------------------- ------------------------------------------
David M. O'Neal                                               --                                     --
Partner
---------------------------------------------- ---------------------------------- ------------------------------------------

HORIZON ADVISERS


Horizon Advisers serves as the investment adviser for the Registrant's Hancock Horizon Family of Funds (Strategic Income Bond Fund, Value Fund, Growth Fund, Burkenroad Fund, Treasury Securities Money Market Fund and Prime Money Market
Fund). The principal address of Horizon Advisers is One Hancock Plaza, Post Office Box 4019, Gulfport, Mississippi 39502-4019. Horizon Advisers is an investment adviser registered under the Investment Advisers Act of 1940.

---------------------------------------------- ---------------------------------- ------------------------------------------
NAME AND POSITION WITH
INVESTMENT ADVISER                             NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
---------------------------------------------- ---------------------------------- ------------------------------------------
John Portwood                                                 --                                     --
Chief Investment Strategist
---------------------------------------------- ---------------------------------- ------------------------------------------
David Lundgren                                                --                                     --
Director of Equities and Research
---------------------------------------------- ---------------------------------- ------------------------------------------
Gerald Dugal                                                  --                                     --
Director of Fixed Income and Trading
---------------------------------------------- ---------------------------------- ------------------------------------------
Aimee Forsythe                                                --                                     --
Securities Trader
---------------------------------------------- ---------------------------------- ------------------------------------------
Paula Chastain                                                --                                     --
Securities Trader
---------------------------------------------- ---------------------------------- ------------------------------------------
Kristy Sramek                                                 --                                     --
Securities Trader
---------------------------------------------- ---------------------------------- ------------------------------------------

PERIMETER CAPITAL MANAGEMENT, LLC


Perimeter Capital Management, LLC ("Perimeter") serves as the investment adviser for the Registrant's Perimeter Small Cap Growth Fund. The principal business address for Perimeter is Five Concourse Parkway , Suite 2725, Atlanta, Georgia 30328. Perimeter is an investment adviser registered under the Investment Advisers Act of 1940.

---------------------------------------- ---------------------------------- ------------------------------------------
NAME AND POSITION WITH INVESTMENT
ADVISER                                  NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
---------------------------------------- ---------------------------------- ------------------------------------------
G. Bradley Ball, Managing Partner &      Trusco Capital Management, Inc.             Former Managing Partner &
CEO, Perimeter Capital Management                                                    Executive Vice President,
                                                                                       Institutional Sales
---------------------------------------- ---------------------------------- ------------------------------------------
Mark D. Garfinkel, CFA, Managing          Trusco Capital Management, Inc.      Former Managing Partner & Small Cap
Partner & CIO, Perimeter Capital                                                         Growth Manager
Management
---------------------------------------- ---------------------------------- ------------------------------------------
James N. Behre, Managing Partner & Dir    Trusco Capital Management, Inc.     Former V.P., Senior Research Analyst
of Research, Perimeter Capital
Management
---------------------------------------- ---------------------------------- ------------------------------------------
Christopher J. Paolella, Managing         Trusco Capital Management, Inc.         Former V.P., Consultant Sales
Partner & Director of Marketing,
Perimeter Capital Management
---------------------------------------- ---------------------------------- ------------------------------------------
Theresa N. Benson, Partner & Director     Trusco Capital Management, Inc.       Former V.P., Institutional Sales
of Client Relations, Perimeter Capital
Management
---------------------------------------- ---------------------------------- ------------------------------------------
Adam C. Stewart, CFA, Partner &           Trusco Capital Management, Inc.       Former V.P., Director of Trading
Director of Trading & Chief Compliance
Officer
---------------------------------------- ---------------------------------- ------------------------------------------

---------------------------------------- ---------------------------------- ------------------------------------------
NAME AND POSITION WITH INVESTMENT
ADVISER                                  NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
---------------------------------------- ---------------------------------- ------------------------------------------
Patrick W. Kirksey, Partner & Senior      Trusco Capital Management, Inc.         Former V.P., Research Analyst
Research Analyst
---------------------------------------- ---------------------------------- ------------------------------------------
Carrie A. Tallman, Partner & Research     Trusco Capital Management, Inc.      Former Associate, Research Analyst
Analyst
---------------------------------------- ---------------------------------- ------------------------------------------


UTENDAHL CAPITAL MNAGEMENT L.P.


Utendahl Capital Management L.P. ("Utendahl") serves as the investment adviser for the Registrant's UCM Institutional Money Market Fund. The principal business address for Utendahl is 30 Broad Street, 21st Floor, New York, NY 10004. Utendahl is an investment adviser registered under the Investment Advisers Act of 1940.


---------------------------------------- ---------------------------------- ------------------------------------------
NAME AND POSITION WITH INVESTMENT
ADVISER                                  NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
---------------------------------------- ---------------------------------- ------------------------------------------
Penny Zuckerwise, Chief Executive              Lebenthal Funds Inc.                Director (2002 to Present)
Officer
                                         ---------------------------------- ------------------------------------------
                                                  Boston Advisors                  Director (2002 to Present)
                                         ---------------------------------- ------------------------------------------
                                                 Boldcap Ventures              Managing Partner (2001 to Present)
                                         ---------------------------------- ------------------------------------------
                                                   Wiserock, LLC                 Managing Member (1999 to 2004)
---------------------------------------- ---------------------------------- ------------------------------------------
Jo Ann Corkran, Chief Investment
Officer                                                 N/A                                    N/A
---------------------------------------- ---------------------------------- ------------------------------------------
Joseph Saldana, Chief Operating Officer
                                                   Deutsche Bank                Managing Director (1998 to 2005)
---------------------------------------- ---------------------------------- ------------------------------------------
Thomas Mandel, Managing Director
                                                        N/A                                    N/A
---------------------------------------- ---------------------------------- ------------------------------------------
Kim Beckley, Marketing Director
                                                        N/A                                    N/A
---------------------------------------- ---------------------------------- ------------------------------------------
Jerald P. Menozzi Jr., Managing
Director, Mortgage Strategies                           N/A                                    N/A
---------------------------------------- ---------------------------------- ------------------------------------------

W.H. REAVES  & CO., INC.


W.H. Reaves & Co., Inc. ("WH Reaves") serves as the investment adviser for the Registrant's Reaves Select Research Fund. The principal business address for WH Reaves is 10 Exchange Place, 18th Floor, Jersey City, NJ 07302. WH Reaves is an investment adviser registered under the Investment Advisers Act of 1940.


---------------------------------------- ---------------------------------- ------------------------------------------
NAME AND POSITION WITH INVESTMENT
ADVISER                                  NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
---------------------------------------- ---------------------------------- ------------------------------------------
John Bartlett                                           --                                     --
Vice President
---------------------------------------- ---------------------------------- ------------------------------------------
Louis Cimino                                            --                                     --
Vice President and Treasurer
---------------------------------------- ---------------------------------- ------------------------------------------
William Ferer                                           --                                     --
President
---------------------------------------- ---------------------------------- ------------------------------------------

---------------------------------------- ---------------------------------- ------------------------------------------
NAME AND POSITION WITH INVESTMENT
ADVISER                                  NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
---------------------------------------- ---------------------------------- ------------------------------------------
Thomas Harmke                                           --                                     --
Assistant Vice President
---------------------------------------- ---------------------------------- ------------------------------------------
Thomas Porter                                           --                                     --
Vice President
---------------------------------------- ---------------------------------- ------------------------------------------
William Reaves                                          --                                     --
Non Executive Chairman
---------------------------------------- ---------------------------------- ------------------------------------------
Stacy Saul                                              --                                     --
Vice President
---------------------------------------- ---------------------------------- ------------------------------------------
Ronald Sorenson                                         --                                     --
Vice Chairman and Chief Executive
Officer
---------------------------------------- ---------------------------------- ------------------------------------------
Rowland Wilhelm                                         --                                     --
Vice President
---------------------------------------- ---------------------------------- ------------------------------------------
Kathleen Vuchetich                                      --                                     --
Vice President
---------------------------------------- ---------------------------------- ------------------------------------------


W.R. HAMBRECHT + CO. ASSET MANAGEMENT,LLC


W.R. Hambrecht + Co. Asset Management, LLC ("Hambrecht") serves as the investment adviser for the Registrant's Hambrecht Small Cap Technology Fund. The principal business address for Hambrecht is 539 Bryant Street, Suite 100, San Francisco, CA 94107-1237. Hambrecht is an investment adviser registered under the Investment Advisers Act of 1940.


-------------------------------------- ------------------------------------ ------------------------------------------
NAME AND POSITION WITH INVESTMENT
ADVISER                                NAME OF OTHER COMPANY                CONNECTION WITH OTHER COMPANY
-------------------------------------- ------------------------------------ ------------------------------------------
Robert F. Raney III                          WR Hambrecht + Co., LLC                Registered Representative
President, COO, and Portfolio Manager
-------------------------------------- ------------------------------------ ------------------------------------------
Johnny Svoren                                WR Hambrecht + Co., LLC                Registered Representative
Director of Research
-------------------------------------- ------------------------------------ ------------------------------------------
Anna-Marie Schweizer                         WR Hambrecht + Co., LLC          Registered Representative/Controller
Chief Financial Officer & Chief
Compliance Officer                            Ironstone Group, Inc.                     CFO (7/05 - 6/05)

                                         Matthews International Capital                     Director
                                                 Management, LLC

                                          The Sarah & William Hambrecht                 CFO and Director
                                         Foundation (a family charitable
                                                  foundation)
-------------------------------------- ------------------------------------ ------------------------------------------

ITEM 27.   Principal Underwriter:

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:


         SEI Daily Income Trust                          July 15, 1982
         SEI Liquid Asset Trust                          November 29, 1982
         SEI Tax Exempt Trust                            December 3, 1982
         SEI Index Funds                                 July 10, 1985
         SEI Institutional Managed Trust                 January 22, 1987
         SEI Institutional International Trust           August 30, 1988
         The Advisors' Inner Circle Fund                 November 14, 1991
         The Advisors' Inner Circle Fund II              January 28, 1993
         Bishop Street Funds                             January 27, 1995
         SEI Asset Allocation Trust                      April 1, 1996
         SEI Institutional Investments Trust             June 14, 1996
         HighMark Funds                                  February 15, 1997
         Oak Associates Funds                            February 27, 1998
         CNI Charter Funds                               April 1, 1999
         iShares Inc.                                    January 28, 2000
         iShares Trust                                   April 25, 2000
         JohnsonFamily Funds, Inc.                       November 1, 2000
         Causeway Capital Management Trust               September 20, 2001
         The Japan Fund, Inc.                            October 7, 2002
         Barclays Global Investors Funds                 March 31, 2003
         The Arbitrage Funds                             May 17, 2005
         The Turner Funds                                January 1, 2006
         ProShares Trust                                 November 14, 2005


         The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 20 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.


                           POSITION AND OFFICE                                          POSITIONS AND OFFICES
NAME                       WITH UNDERWRITER                                             WITH REGISTRANT
----                       ----------------                                             ---------------
William M. Doran           Director                                                              --
Edward D. Loughlin         Director                                                              --
Wayne M. Withrow           Director                                                              --
Kevin Barr                 President & Chief Executive Officer                                   --
Maxine Chou                Chief Financial Officer & Treasurer                                   --
Thomas Rodman              Chief Operations Officer                                              --
John Munch                 General Counsel & Secretary                                           --
Karen LaTourette           Chief Compliance Officer, Anti-Money
                           Laundering Officer & Assistant Secretary                              --
Mark J. Held               Senior Vice President                                                 --
Lori L. White              Vice President & Assistant Secretary                                  --


Robert Silvestri           Vice President                                                        --
John Coary                 Vice President & Assistant Secretary                                  --

                           POSITION AND OFFICE                                          POSITIONS AND OFFICES
NAME                       WITH UNDERWRITER                                             WITH REGISTRANT
----                       ----------------                                             ---------------
Michael Farrell            Vice President                                                        --
Al DelPizzo                Vice President                                                        --
Mark McManus               Vice President                                                        --


ITEM 28.  Location of Accounts and Records:

         Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

         (a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3);
         (6); (8); (12); and 31a-1(d), the required books and records are maintained at the offices of the Registrant's custodian:

                                    Hancock Bank and Trust
                                    One Hancock Plaza
                                    P.O. Box 4019
                                    Gulfport, Mississippi  39502

                                    Wachovia Bank, N.A.
                                    Broad & Chestnut Streets
                                    P.O. Box 7618
                                    Philadelphia, Pennsylvania 19101


                                    Union Bank of California, N.A.
                                    475 Samsone Street
                                    15th Floor
                                    San Francisco, California  94111


         (b)/(c) With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and
         (D); (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of the Registrant's administrator:

                                    SEI Investment Global Funds Services
                                    One Freedom Valley Drive
                                    Oaks, Pennsylvania 19456

         (c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f),
         the required books and records are maintained at the principal offices of the Registrant's advisers:

                                    Champlain Investment Partners, LLC
                                    346 Shelburne Road
                                    Burlington, Vermont 05401

                                    Horizon Advisers
                                    One Hancock Plaza
                                    P.O. Box 4019
                                    Gulfport, Mississippi 39502

                                    Perimeter Capital Management, LLC
                                    Five Concourse Parkway
                                    Suite 2725
                                    Atlanta, Georgia 30328

                                    Utendahl Capital Management L.P.
                                    30 Broad Street, 21st Floor
                                    New York, New York 10004

                                    W.H. Reaves & Co., Inc.
                                    10 Exchange Place, 18th Floor
                                    Jersey City, New Jersey 07302

                                    W.R. Hambrecht + Co. Asset Management, LLC
                                    539 Bryant Street, Suite 100 San Francisco,
                                    California 94107-1237

ITEM 29.  Management Services:

         None.

ITEM 30.  Undertakings:

         None.

                                     NOTICE

A copy of the Agreement and Declaration of Trust for The Advisors' Inner Circle Fund II is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or Shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 (the "Securities Act") and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 50 to Registration Statement No. 033-50718 to be signed on its behalf by the undersigned, duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 28th day of September, 2006.


                                          THE ADVISORS' INNER CIRCLE FUND II

                                                  By:  /S/ JAMES F. VOLK
                                                       ------------------------
                                                       James F. Volk, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.


             *                      Trustee                  September 28, 2006
------------------------------------
William M. Doran

             *                      Trustee                  September 28, 2006
------------------------------------
Robert A. Nesher

             *                      Trustee                  September 28, 2006
------------------------------------
Eugene B. Peters

             *                      Trustee                  September 28, 2006
------------------------------------
James M. Storey

             *                      Trustee                  September 28, 2006
------------------------------------
George J. Sullivan, Jr.

             *                      Trustee                  September 28, 2006
------------------------------------
Betty L. Krikorian

             *                      Trustee                  September 28, 2006
------------------------------------
Charles E. Carlbom

             *                      Trustee                  September 28, 2006
------------------------------------
Mitchell A. Johnson

/S/ JAMES F. VOLK                   President                September 28, 2006
------------------------------------
James F. Volk

             *                      Controller &             September 28, 2006
------------------------------------ Chief Financial Officer
Michael Lawson

By:      /S/ JAMES F. VOLK
         ---------------------------
         James F. Volk
         Attorney-in-Fact, pursuant to the powers of attorney incorporated herein by reference to Post-Effective Amendment No. 48 of the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC on May 31, 2006.

                                  EXHIBIT INDEX

EXHIBIT NUMBER             DESCRIPTION
--------------             -----------


EX-99.D7  Investment Advisory Agreement dated September 27, 2006 between the Registrant and Perimeter Capital Management, LLC
EX-99.G5 Form of Amendment and Assignment dated August 9, 2006 of the Custody Agreement dated September 1, 2004 between the Registrant and Wachovia Bank, National Association to US Bank National Association
EX-99.H21 Form of Transfer Agent Agreement (and schedules thereto) by and between the Registrant and SEI Investments Fund Management
EX-99.I   Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP
EX-99.N Amended and Restated Rule 18f-3 Multiple Class Plan and Schedules and Certificates of Class Designation thereto
EX-99.P7  Perimeter Capital Management, LLC Code of Ethics